                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-9054
                   -------------------------------------------

                         CREDIT SUISSE OPPORTUNITY FUNDS
                         -------------------------------
              (Exact name of registrant as specified in charter)

               466 Lexington Avenue, New York, New York 10017-3140
              -----------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                               J. Kevin Gao, Esq.
                         Credit Suisse Opportunity Funds
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end:  October 31

Date of reporting period: November 1, 2003 to October 31, 2004


ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS
ANNUAL REPORT

OCTOBER 31, 2004


- CREDIT SUISSE
  HIGH INCOME FUND


THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE FUND, ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD BE AWARE THAT THEY MAY BE ELIGIBLE TO PURCHASE COMMON CLASS AND/OR ADVISOR CLASS SHARES (WHERE OFFERED) DIRECTLY OR THROUGH CERTAIN INTERMEDIARIES. SUCH SHARES ARE NOT SUBJECT TO A SALES CHARGE BUT MAY BE SUBJECT TO AN ONGOING SERVICE AND DISTRIBUTION FEE OF UP TO 0.50% OF AVERAGE DAILY NET ASSETS. INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD ALSO BE AWARE THAT THEY MAY BE ELIGIBLE FOR A REDUCTION OR WAIVER OF THE SALES CHARGE WITH RESPECT TO CLASS A, B OR C SHARES. FOR MORE INFORMATION, PLEASE REVIEW THE RELEVANT PROSPECTUSES OR CONSULT YOUR FINANCIAL REPRESENTATIVE.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2004; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE HIGH INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2004 (unaudited)

                                                               November 24, 2004

Dear Shareholder:

PERFORMANCE SUMMARY
11/01/03 - 10/31/04

FUND & BENCHMARKS                                              PERFORMANCE
Common Class(1)                                                12.37%
Class A(1)                                                     12.09%
Class B(1)                                                     11.13%
Class C(1)                                                     11.26%
Citigroup High-Yield Market Index(2)                           12.28%
Lipper High Yield Bond Funds Index(2)                          11.11%

Performance for the Fund's Class A, Class B and Class C shares is without the maximum sales charge of 4.75%, 4.00% and 1.00%, respectively.(3)

MARKET OVERVIEW: POSITIVE HIGH YIELD ENVIRONMENT

   In our view, a quickening economic recovery, robust corporate earnings growth and low nominal interest rates supported a positive environment for high yield in the Fund's fiscal year. While inflation stayed in check, solid economic growth and several unexpectedly strong job reports earlier in the year stoked fears of potentially aggressive tightening by the Fed. But nominal short term rates remained at a 45-year low of 1.00% for much for the year, rising only toward summer and into the fall to close the fiscal year period at 1.75%.

   In this environment, corporate managements took advantage of strong cashflow and low interest rates to repair their balance sheets: They earmarked 70% of the new high yield issuance (which was on a par with 2003's levels) for the replacement of high-interest debt. Moody's Investor Services' 12-month global trailing default rate declined from approximately 6.0% at the end of October 2003 to 2.4%, its lowest level since the late 1990s, to close the fiscal year. The end result was a significant tightening of high yield spreads relative to Treasuries across the credit quality spectrum.

STRATEGIC REVIEW: SELECTIVE SECTOR POSITIONING

   The Fund performed in line with its Citigroup High-Yield Market Index ("CHYMI") benchmark primarily due to its relative positioning in outperforming industry sectors. The Fund's highest relative weightings versus the CHYMI benchmark (in wireless telecommunications, building products and healthcare facilities/supplies) accounted for the largest relative contribution versus the benchmark. Within those industries, security selection often overcame weaker overall sector performance.

   For example, within wireless, the largest national names offered high relative valuations with low yields and little room for capital appreciation. As a result, we overweighted several local wireless affiliates of the larger brands. The strategy paid off, thanks to their stronger balance sheets. We also underweighted one of the sector's biggest high yield issuers, whose bond valuations had risen to levels we considered unsustainably high. Another source of outperformance was our security selection within the health care facilities/supplies sector. We benefited from owning the debt of several companies across the health care spectrum that performed well.

   The least favorable contributions to the Fund's overall return came primarily from our underexposure to the energy, utilities and diversified telecom sectors, all of which outperformed the benchmark. We maintained an underweight stance in all of them, however, because we believed that their valuations were generally unencouraging.

Credit Suisse High Yield Management Team

Michael Buchanan
Richard J. Lindquist
Misia K. Dudley
Philip L. Schantz
Mary Ann Thomas
John M. Tobin
John F. Dessauer
Michael J. Dugan

   HIGH YIELD BONDS ARE LOWER-QUALITY BONDS THAT ARE ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISKS THAN THOSE FOUND IN HIGHER-RATED SECURITIES.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKETS, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
             CREDIT SUISSE HIGH INCOME FUND(1) COMMON CLASS SHARES,
       CITIGROUP HIGH-YIELD MARKET INDEX(2) AND THE LIPPER HIGH YIELD BOND
                    FUNDS INDEX(2) FROM INCEPTION (8/01/00).

                 CREDIT SUISSE HIGH          CITIGROUP HIGH-YIELD    LIPPER HIGH YIELD BOND
            INCOME FUND(1) -- COMMON CLASS     MARKET INDEX(2)           FUNDS INDEX(2)
Aug-2000             $    10,000                 $    10,000              $    10,000
Aug-2000             $    10,079                 $    10,074              $    10,052
Sep-2000             $     9,948                 $     9,966              $     9,904
Oct-2000             $     9,713                 $     9,671              $     9,566
Nov-2000             $     9,335                 $     9,276              $     9,032
Dec-2000             $     9,542                 $     9,465              $     9,188
Jan-2001             $    10,214                 $    10,103              $     9,797
Feb-2001             $    10,406                 $    10,223              $     9,829
Mar-2001             $    10,158                 $    10,037              $     9,502
Apr-2001             $    10,173                 $     9,890              $     9,378
May-2001             $    10,296                 $    10,048              $     9,477
Jun-2001             $     9,999                 $     9,772              $     9,198
Jul-2001             $    10,134                 $     9,956              $     9,252
Aug-2001             $    10,244                 $    10,092              $     9,293
Sep-2001             $     9,443                 $     9,365              $     8,637
Oct-2001             $     9,798                 $     9,677              $     8,835
Nov-2001             $    10,128                 $    10,044              $     9,115
Dec-2001             $    10,136                 $     9,980              $     9,091
Jan-2002             $    10,169                 $    10,023              $     9,112
Feb-2002             $    10,118                 $     9,914              $     8,951
Mar-2002             $    10,364                 $    10,177              $     9,129
Apr-2002             $    10,469                 $    10,344              $     9,224
May-2002             $    10,445                 $    10,216              $     9,131
Jun-2002             $    10,046                 $     9,316              $     8,617
Jul-2002             $     9,784                 $     8,895              $     8,335
Aug-2002             $     9,854                 $     9,233              $     8,478
Sep-2002             $     9,779                 $     9,052              $     8,360
Oct-2002             $     9,739                 $     9,021              $     8,308
Nov-2002             $    10,208                 $     9,709              $     8,786
Dec-2002             $    10,317                 $     9,827              $     8,872
Jan-2003             $    10,500                 $    10,192              $     9,068
Feb-2003             $    10,653                 $    10,329              $     9,190
Mar-2003             $    10,915                 $    10,677              $     9,419
Apr-2003             $    11,343                 $    11,340              $     9,881
May-2003             $    11,399                 $    11,415              $     9,999
Jun-2003             $    11,698                 $    11,770              $    10,268
Jul-2003             $    11,597                 $    11,596              $    10,189
Aug-2003             $    11,724                 $    11,715              $    10,326
Sep-2003             $    12,008                 $    12,058              $    10,577
Oct-2003             $    12,222                 $    12,339              $    10,814
Nov-2003             $    12,356                 $    12,510              $    10,939
Dec-2003             $    12,641                 $    12,831              $    11,210
Jan-2004             $    12,894                 $    13,053              $    11,390
Feb-2004             $    12,863                 $    12,981              $    11,368
Mar-2004             $    12,939                 $    13,063              $    11,411
Apr-2004             $    12,940                 $    13,018              $    11,385
May-2004             $    12,728                 $    12,793              $    11,209
Jun-2004             $    12,934                 $    12,984              $    11,366
Jul-2004             $    13,105                 $    13,151              $    11,457
Aug-2004             $    13,336                 $    13,391              $    11,644
Sep-2004             $    13,498                 $    13,573              $    11,805
Oct-2004             $    13,751                 $    13,854              $    12,015

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
   CREDIT SUISSE HIGH INCOME FUND(1) CLASS A SHARES(3) AND CLASS B SHARES(3),
     CITIGROUP HIGH-YIELD MARKET INDEX(2),(4) AND THE LIPPER HIGH YIELD BOND
                  FUNDS INDEX(2),(4) FROM INCEPTION (3/08/99).

             CREDIT SUISSE HIGH INCOME    CREDIT SUISSE HIGH INCOME
               FUND(1) -- CLASS A(3)        FUND(1) -- CLASS B(3)
            (WITH MAXIMUM SALES CHARGE)   (WITH MAXIMUM CONTINGENT    CITIGROUP HIGH-YIELD   LIPPER HIGH YIELD BOND
                                            DEFERRED SALES CHARGE)     MARKET INDEX(2),(4)     FUNDS INDEX(2),(4)
Mar-1999            $     9,525                  $    10,000               $    10,000             $    10,000
Mar-1999            $     9,753                  $    10,233               $    10,085             $    10,176
Apr-1999            $     9,954                  $    10,432               $    10,296             $    10,440
May-1999            $     9,805                  $    10,268               $    10,134             $    10,241
Jun-1999            $     9,797                  $    10,253               $    10,112             $    10,242
Jul-1999            $     9,829                  $    10,280               $    10,134             $    10,245
Aug-1999            $     9,744                  $    10,185               $    10,013             $    10,142
Sep-1999            $     9,738                  $    10,172               $     9,937             $    10,063
Oct-1999            $     9,733                  $    10,160               $     9,870             $    10,034
Nov-1999            $     9,923                  $    10,363               $    10,025             $    10,210
Dec-1999            $    10,019                  $    10,457               $    10,109             $    10,333
Jan-2000            $     9,972                  $    10,391               $    10,025             $    10,282
Feb-2000            $    10,004                  $    10,417               $    10,049             $    10,355
Mar-2000            $     9,821                  $    10,221               $     9,845             $    10,176
Apr-2000            $     9,919                  $    10,317               $     9,885             $    10,131
May-2000            $     9,861                  $    10,250               $     9,747             $     9,951
Jun-2000            $     9,961                  $    10,347               $     9,966             $    10,135
Jul-2000            $    10,021                  $    10,403               $    10,075             $    10,153
Aug-2000            $    10,091                  $    10,470               $    10,150             $    10,206
Sep-2000            $     9,971                  $    10,338               $    10,041             $    10,056
Oct-2000            $     9,727                  $    10,078               $     9,744             $     9,712
Nov-2000            $     9,348                  $     9,680               $     9,345             $     9,170
Dec-2000            $     9,555                  $     9,888               $     9,536             $     9,329
Jan-2001            $    10,229                  $    10,578               $    10,178             $     9,947
Feb-2001            $    10,421                  $    10,771               $    10,300             $     9,979
Mar-2001            $    10,184                  $    10,507               $    10,113             $     9,648
Apr-2001            $    10,187                  $    10,517               $     9,964             $     9,521
May-2001            $    10,335                  $    10,638               $    10,124             $     9,623
Jun-2001            $    10,037                  $    10,336               $     9,845             $     9,339
Jul-2001            $    10,173                  $    10,457               $    10,031             $     9,394
Aug-2001            $    10,283                  $    10,576               $    10,168             $     9,436
Sep-2001            $     9,481                  $     9,732               $     9,436             $     8,769
Oct-2001            $     9,837                  $    10,092               $     9,749             $     8,970
Nov-2001            $    10,167                  $    10,425               $    10,120             $     9,255
Dec-2001            $    10,176                  $    10,427               $    10,055             $     9,230
Jan-2002            $    10,209                  $    10,454               $    10,098             $     9,252
Feb-2002            $    10,158                  $    10,396               $     9,988             $     9,088
Mar-2002            $    10,404                  $    10,642               $    10,254             $     9,268
Apr-2002            $    10,509                  $    10,743               $    10,422             $     9,365
May-2002            $    10,473                  $    10,698               $    10,292             $     9,271
Jun-2002            $    10,086                  $    10,295               $     9,386             $     8,749
Jul-2002            $     9,811                  $    10,021               $     8,962             $     8,462
Aug-2002            $     9,882                  $    10,086               $     9,303             $     8,608
Sep-2002            $     9,819                  $    10,003               $     9,120             $     8,488
Oct-2002            $     9,781                  $     9,955               $     9,089             $     8,435
Nov-2002            $    10,251                  $    10,427               $     9,782             $     8,921
Dec-2002            $    10,347                  $    10,518               $     9,901             $     9,008
Jan-2003            $    10,544                  $    10,712               $    10,269             $     9,207
Feb-2003            $    10,697                  $    10,861               $    10,406             $     9,330
Mar-2003            $    10,959                  $    11,107               $    10,757             $     9,563
Apr-2003            $    11,388                  $    11,551               $    11,425             $    10,033
May-2003            $    11,444                  $    11,600               $    11,501             $    10,152
Jun-2003            $    11,745                  $    11,898               $    11,859             $    10,425
Jul-2003            $    11,643                  $    11,787               $    11,683             $    10,345
Aug-2003            $    11,770                  $    11,908               $    11,803             $    10,484
Sep-2003            $    12,041                  $    12,175               $    12,149             $    10,739
Oct-2003            $    12,270                  $    12,399               $    12,431             $    10,980
Nov-2003            $    12,402                  $    12,525               $    12,604             $    11,107
Dec-2003            $    12,670                  $    12,787               $    12,927             $    11,382
Jan-2004            $    12,937                  $    13,049               $    13,151             $    11,564
Feb-2004            $    12,903                  $    13,006               $    13,079             $    11,542
Mar-2004            $    12,976                  $    13,057               $    13,161             $    11,586
Apr-2004            $    12,975                  $    13,047               $    13,116             $    11,559
May-2004            $    12,760                  $    12,838               $    12,889             $    11,381
Jun-2004            $    12,948                  $    13,019               $    13,081             $    11,540
Jul-2004            $    13,116                  $    13,180               $    13,249             $    11,632
Aug-2004            $    13,361                  $    13,418               $    13,491             $    11,822
Sep-2004            $    13,520                  $    13,553               $    13,674             $    11,986
Oct-2004            $    13,770                  $    13,812               $    13,598             $    12,199

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
               CREDIT SUISSE HIGH INCOME FUND(1) CLASS C SHARES(3),
         CITIGROUP HIGH-YIELD MARKET INDEX(2) AND THE LIPPER HIGH YIELD
                  BOND FUNDS INDEX(2) FROM INCEPTION (2/28/00).

             CREDIT SUISSE HIGH INCOME
               FUND(1) -- CLASS C(3)
            (WITH MAXIMUM CONTINGENT     CITIGROUP HIGH-YIELD    LIPPER HIGH YIELD BOND
               DEFERRED SALES CHARGE)      MARKET INDEX(2)           FUNDS INDEX(2)
 2/28/2000          $    10,000              $    10,000              $    10,000
 2/29/2000          $    10,005              $    10,024              $    10,071
 3/31/2000          $     9,817              $     9,821              $     9,897
 4/30/2000          $     9,909              $     9,860              $     9,853
 5/31/2000          $     9,844              $     9,723              $     9,678
 6/30/2000          $     9,937              $     9,942              $     9,857
 7/31/2000          $     9,990              $    10,050              $     9,875
 8/31/2000          $    10,053              $    10,124              $     9,926
 9/30/2000          $     9,916              $    10,016              $     9,780
10/31/2000          $     9,667              $     9,719              $     9,446
11/30/2000          $     9,296              $     9,322              $     8,919
12/31/2000          $     9,484              $     9,512              $     9,073
 1/31/2001          $    10,146              $    10,153              $     9,674
 2/28/2001          $    10,331              $    10,274              $     9,705
 3/31/2001          $    10,090              $    10,087              $     9,383
 4/30/2001          $    10,087              $     9,939              $     9,260
 5/31/2001          $    10,203              $    10,099              $     9,359
 6/30/2001          $     9,914              $     9,821              $     9,083
 7/31/2001          $    10,042              $    10,006              $     9,136
 8/31/2001          $    10,144              $    10,142              $     9,177
 9/30/2001          $     9,347              $     9,412              $     8,529
10/31/2001          $     9,680              $     9,725              $     8,724
11/30/2001          $    10,012              $    10,095              $     9,001
12/31/2001          $    10,014              $    10,030              $     8,977
 1/31/2002          $    10,040              $    10,073              $     8,998
 2/28/2002          $     9,984              $     9,963              $     8,839
 3/31/2002          $    10,220              $    10,228              $     9,014
 4/30/2002          $    10,317              $    10,396              $     9,108
 5/31/2002          $    10,275              $    10,267              $     9,017
 6/30/2002          $     9,888              $     9,362              $     8,509
 7/31/2002          $     9,612              $     8,939              $     8,230
 8/31/2002          $     9,688              $     9,279              $     8,372
 9/30/2002          $     9,607              $     9,097              $     8,256
10/31/2002          $     9,561              $     9,066              $     8,203
11/30/2002          $    10,015              $     9,758              $     8,676
12/31/2002          $    10,101              $     9,876              $     8,761
 1/31/2003          $    10,288              $    10,243              $     8,954
 2/28/2003          $    10,431              $    10,380              $     9,074
 3/31/2003          $    10,668              $    10,730              $     9,301
 4/30/2003          $    11,094              $    11,397              $     9,757
 5/31/2003          $    11,141              $    11,472              $     9,873
 6/30/2003          $    11,426              $    11,829              $    10,139
 7/31/2003          $    11,320              $    11,654              $    10,061
 8/31/2003          $    11,437              $    11,774              $    10,196
 9/30/2003          $    11,692              $    12,118              $    10,444
10/31/2003          $    11,908              $    12,400              $    10,678
11/30/2003          $    12,029              $    12,572              $    10,802
12/31/2003          $    12,280              $    12,895              $    11,070
 1/31/2004          $    12,531              $    13,118              $    11,247
 2/29/2004          $    12,491              $    13,046              $    11,225
 3/31/2004          $    12,539              $    13,128              $    11,268
 4/30/2004          $    12,530              $    13,083              $    11,242
 5/31/2004          $    12,329              $    12,857              $    11,069
 6/30/2004          $    12,503              $    13,048              $    11,224
 7/31/2004          $    12,658              $    13,216              $    11,313
 8/31/2004          $    12,886              $    13,458              $    11,498
 9/30/2004          $    13,016              $    13,640              $    11,657
10/31/2004          $    13,264              $    13,923              $    11,865

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004(1)

                                                                        SINCE
                                              1 YEAR      5 YEARS     INCEPTION
                                            ---------    ---------    ---------
Common Class                                    12.41%          --         7.46%
Class A Without Sales Charge                    12.29%        6.78%        6.50%
Class A With Maximum Sales Charge                6.93%        5.74%        5.57%
Class B Without CDSC                            11.33%        5.91%        5.62%
Class B With CDSC                                7.33%        5.91%        5.62%
Class C Without CDSC                            11.32%          --         5.91%
Class C With CDSC                               10.32%          --         5.91%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2004(1)

                                                                        SINCE
                                              1 YEAR      5 YEARS     INCEPTION
                                            ---------    ---------    ---------
Common Class                                    12.37%          --         7.78%
Class A Without Sales Charge                    12.09%        7.19%        6.74%
Class A With Maximum Sales Charge                6.93%        6.15%        5.83%
Class B Without CDSC                            11.13%        6.33%        5.88%
Class B With CDSC                                7.40%        6.33%        5.88%
Class C Without CDSC                            11.26%          --         6.23%
Class C With CDSC                               10.39%          --         6.23%

   RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Citigroup High-Yield Market Index is a broad-based, unmanaged index of high yield securities that is compiled by Citigroup Global Markets Inc. The Lipper High Yield Bond Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds classified by Lipper Inc. as investing primarily in high yield debt securities. It is compiled by Lipper Inc. Investors cannot invest directly in an index.
(3) Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 4.75%), was 6.93%. Total return for Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 7.40%. Total return for Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 10.39%.
(4) Performance for the benchmarks is not available for the period beginning March 8, 1999 (commencement of operations). For that reason, performance is shown for the period beginning March 1, 1999.

INFORMATION ABOUT YOUR FUND'S EXPENSES

   As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-month period ended October 31, 2004.

   The table illustrates your Fund's expenses in two ways:

   - ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   - HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

                EXPENSES AND VALUE OF A $1,000 INVESTMENT FOR THE
                     SIX MONTH PERIOD ENDED OCTOBER 31, 2004

                                        COMMON
                                         CLASS    CLASS A    CLASS B    CLASS C
                                       --------   --------   --------   --------
ACTUAL FUND RETURN
Beginning Account Value 4/30/04        $  1,000   $  1,000   $  1,000   $  1,000
Ending Account Value 10/31/04          $  1,063   $  1,061   $  1,059   $  1,059
Expenses Paid per $1,000*              $   4.41   $   5.70   $   9.57   $   9.57

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 4/30/04        $  1,000   $  1,000   $  1,000   $  1,000
Ending Account Value 10/31/04          $  1,025   $  1,025   $  1,025   $  1,025
Expenses Paid per $1,000*              $   4.33   $   5.60   $   9.42   $   9.42

                                        COMMON
                                         CLASS    CLASS A    CLASS B    CLASS C
                                       --------   --------   --------   --------
ANNUALIZED EXPENSE RATIOS*
                                           0.85%      1.10%       1.85%     1.85%

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 366.

     THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

[CHART]

SECTOR BREAKDOWN*

Corporate Bonds             89.8%
Foreign Bonds                7.5%
Cash/Money Markets           1.9%
Preferred Stocks             0.4%
Common Stocks                0.3%
Warrants                     0.1%

----------
*The Fund's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2004

    PAR                                                                      RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                  -------------   --------   --------   -------------
CORPORATE BONDS (84.9%)
AEROSPACE (2.0%)
$    650   Aviall, Inc., Senior Notes (Callable 7/01/07 @
             $103.81)~                                                      (BB , B1)     07/01/11      7.625   $     705,250
     750   BE Aerospace, Inc., Series B, Senior Subordinated
             Notes (Callable 3/01/05 @ $100.00)~                           (B- , Caa3)    03/01/08      8.000         761,250
     587   Hexcel Corp., Global Company Guaranteed Notes
             (Callable 4/01/06 @ $104.94)                                    (B , B3)     10/01/08      9.875         660,375
     950   L-3 Communications Corp., Global Company
             Guaranteed Notes (Callable 7/15/08 @
             $103.06)~                                                     (BB- , Ba3)    07/15/13      6.125         990,375
     620   Sequa Corp., Senior Notes~                                      (BB- , B1)     08/01/09      9.000         695,950
     250   Sequa Corp., Series B, Senior Notes                             (BB- , B1)     04/01/08      8.875         274,375
     250   Standard Aero Holdings, Inc., Rule 144A, Senior
             Subordinated Notes (Callable 9/01/09 @
             $104.13)++                                                    (B- , Caa1)    09/01/14      8.250         265,625
     750   Titan Corp., Global Company Guaranteed Notes
             (Callable 5/15/07 @ $104.00)                                    (B , B2)     05/15/11      8.000         795,000
     250   TransDigm, Inc., Global Company Guaranteed
             Notes (Callable 7/15/06 @ $106.28)                             (B- , B3)     07/15/11      8.375         270,000
                                                                                                                -------------
                                                                                                                    5,418,200
                                                                                                                -------------

AIRLINES (0.0%)
     100   American Airlines, Inc., Series 01-2, Pass Thru
             Certificates                                                  (BB , B1)      04/01/08      7.800          83,697
                                                                                                                -------------

AUTOMOBILE MANUFACTURING/VEHICLE PARTS (2.3%)
     250   Collins & Aikman Products Corp., Global
             Company Guaranteed Notes (Callable
             12/31/06 @ $105.38)~                                           (B- , B2)     12/31/11     10.750         250,625
   1,250   Collins & Aikman Products Corp., Rule 144A,
             Senior Subordinated Notes++~                                   (B- , B3)     08/15/12     12.875       1,087,500
     400   Cummins, Inc., Global Senior Notes (Callable
             12/01/06 @ $104.75)#~                                         (BB+ , Ba2)    12/01/10      9.500         461,000
     500   Dura Operating Corp., Series D, Company
             Guaranteed Notes (Callable 5/01/05 @ $103.00)~                 (B- , B2)     05/01/09      9.000         481,250
     500   Group 1 Automotive, Inc., Senior Subordinated
             Notes (Callable 8/15/08 @ $104.12)                             (B+ , B1)     08/15/13      8.250         531,250
     200   Holley Performance Products, Inc., Series B,
             Company Guaranteed Notes (Callable 9/15/05 @
             $ 102.04)                                                    (CCC- , Caa3)   09/15/07     12.250         157,000
     620   Metaldyne Corp., Global Company Guaranteed
             Notes (Callable 6/15/07 @ $105.50)                             (B , Caa1)    06/15/12     11.000         523,900
     250   Metaldyne Corp., Rule 144A, Senior Notes
             (Callable 11/01/08 @ $105.00)++                                (B , B3)      11/01/13     10.000         240,000
     350   Motor Coach Industries International, Inc.,
             Company Guaranteed Notes (Callable 5/01/05 @
             $ 103.75)                                                      (CCC , Ca)    05/01/09     11.250         194,250

                 See Accompanying Notes to Financial Statements.

    PAR                                                                      RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                  -------------   --------   --------   -------------
CORPORATE BONDS
AUTOMOBILE MANUFACTURING/VEHICLE PARTS
$    500   Stanadyne Corp., Rule 144A, Senior Subordinated
             Notes (Callable 8/15/09 @ $105.00)++                          (B , Caa1)     08/15/14     10.000   $     527,500
     900   Tenneco Automotive, Inc., Series B, Global
             Secured Notes (Callable 7/15/08 @ $105.13)~                    (B- , B2)     07/15/13     10.250       1,053,000
     520   TRW Automotive, Global Senior Subordinated
             Notes (Callable 2/15/08 @ $105.50)~                           (BB- , B2)     02/15/13     11.000         621,400
                                                                                                                -------------
                                                                                                                    6,128,675
                                                                                                                -------------

BROADBAND (0.9%)
   1,000   Level 3 Communications Corp., Senior Discount
             Notes (Callable 12/01/04 @ $103.50)~                          (C , Caa2)     12/01/08     10.500         802,500
     555   Level 3 Communications Corp., Senior Notes
             (Callable 5/01/05 @ $101.52)~                                 (C , Caa2)     05/01/08      9.125         445,388
     750   Level 3 Financing, Inc., Rule 144A, Senior Notes
             (Callable 10/15/07 @ $105.38)++                              (CCC- , Caa2)   10/15/11     10.750         648,750
     750   Primus Telecommunications Group, Inc., Global
             Senior Notes (Callable 1/15/09 @ $104.00)                     (CCC , B3)     01/15/14      8.000         541,875
                                                                                                                -------------
                                                                                                                    2,438,513
                                                                                                                -------------

BROADCAST/OUTDOOR (1.3%)
     608   Allbritton Communications Co., Global Senior
             Subordinated Notes (Callable 12/15/07 @
             $103.88)                                                       (B- , B3)     12/15/12     17.750         636,880
     250   Entravision Communications Corp., Global
             Company Guaranteed, Senior Subordinated
             Notes (Callable 3/15/06 @ $104.06)~                            (B- , B3)     03/15/09      8.125         269,375
     150   Gray Television, Inc., Global Company Guaranteed
             Notes (Callable (12/15/06 @ $104.62)                           (B- , B2)     12/15/11      9.250         169,687
     700   LIN Television Corp., Global Senior Subordinated
             Notes (Callable 5/15/08 @ $103.25)~                            (B , B1)      05/15/13      6.500         724,500
     850   Nexstar Finance Holdings LLC, Global Senior
             Discount Notes (Callable 4/01/08 @ $105.69)+~                 (B- , Caa1)    04/01/13      0.000         658,750
     300   Paxson Communications Corp., Global Company
             Guaranteed Notes (Callable 1/15/06 @ $106.13)+                (CCC , Caa1)   01/15/09      0.000         262,500
      97   Salem Communications Holding Corp., Series B,
             Global Company Guaranteed Notes (Callable
             7/01/06 @ $104.50)                                             (B- , B3)     07/01/11      9.000         107,185
     100   Sinclair Broadcast Group, Inc., Global Company
             Guaranteed Notes (Callable 12/15/06 @ $104.38)                 (B , B2)      12/15/11      8.750         109,500
     500   Susquehanna Media Co., Rule 144A, Global
             Senior Subordinated Notes (Callable 4/15/08 @
             $103.69)++                                                      (B , B1)     04/15/13      7.375        531,250
                                                                                                                -------------
                                                                                                                    3,469,627
                                                                                                                -------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                      RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                  -------------   --------   --------   -------------
CORPORATE BONDS
BUILDING PRODUCTS (2.5%)
$    133   Airxcel, Inc., Series B, Senior Subordinated Notes
             (Callable 11/15/04 @ $101.83)                                (CCC+ , Caa1)   11/15/07     11.000   $     133,000
     250   Associated Materials, Inc., Global Company
             Guaranteed Notes (Callable 4/15/07 @ $104.88)                  (B- , B3)     04/15/12      9.750         286,250
     282   Atrium Companies, Inc., Series B, Company
             Guaranteed Notes (Callable 5/01/05 @ $103.50)~                 (B- , B3)     05/01/09     10.500         297,510
     190   Building Materials Corporation of America,
             Series B, Company Guaranteed Notes~                            (B+ , B2)     12/01/08      8.000         195,700
     566   Building Materials Corporation of America,
             Series B, Senior Notes                                         (B+ , B2)     07/15/05      7.750         577,320
     900   Building Materials Corporation of America,
             Unsecured Senior Notes                                         (B+ , B2)     10/15/07      8.000         931,500
     250   Collins & Aikman Floorcovering, Global Company
             Guaranteed Notes (Callable 2/15/06 @ $104.88)                 (B- , Caa1)    02/15/10      9.750         268,437
     340   Dayton Superior Corp., Company Guaranteed
             Notes (Callable 6/15/07 @ $102.17)~                          (CCC , Caa2)    06/15/09     13.000         338,300
     400   Dayton Superior Corp., Global Secured Notes
             (Callable 6/15/06 @ $105.62)                                   (B- , B3)     09/15/08     10.750         428,000
     177   Interface, Inc., Global Senior Notes                            (B- , Caa1)    02/01/10     10.375         204,435
     250   Interface, Inc., Global Senior Subordinated Notes
             (Callable 2/01/09 @ $104.75)                                 (CCC , Caa3)    02/01/14      9.500         271,875
     800   Jacuzzi Brands, Inc., Global Secured Notes
             (Callable 7/01/07 @ $104.81)~                                  (B , B3)      07/01/10      9.625         904,000
     500   Nortek, Inc., Rule 144A, Senior Subordinated
             Notes (Callable 9/01/09 @ $104.25)++                           (B- , B3)     09/01/14      8.500         532,500
     500   Ply Gem Industries, Inc., Rule 144A, Senior
             Subordinated Notes (Callable 2/15/08 @
             $104.50)++                                                     (B- , B3)     02/15/12      9.000         501,250
   1,015   Werner Holding Co., Inc., Series A, Company
             Guaranteed Notes (Callable 11/15/04 @
             $101.67)~                                                     (CCC+ , B3)    11/15/07     10.000         943,950
                                                                                                                -------------
                                                                                                                    6,814,027
                                                                                                                -------------

CABLE (4.2%)
     500   Adelphia Communications Corp., Series B,
             Senior Notes|                                                 (NR , Caa1)    12/31/49      9.500         425,000
     260   Adelphia Communications Corp., Series B,
             Senior Notes|                                                  (NR , NR)     12/31/49     10.500         231,400
     600   Atlantic Broadband Finance LLC, Rule 144A,
             Senior Subordinated Notes (Callable 1/15/09 @
             $104.69)++                                                   (CCC+ , Caa1)   01/15/14      9.375         564,750
   1,350   Cablevision Systems New York Group, Rule 144A,
             Senior Notes++~                                                (B+ , B3)     04/15/12      8.000       1,458,000
     150   Century Communications Corp., Senior Notes|                      (NR , NR)     10/01/07      8.750         156,000
   1,250   Charter Communications Holdings LLC, Senior
             Notes (Callable 4/01/05 @ $102.88)~                           (CCC- , Ca)    04/01/09      8.625       1,012,500

                 See Accompanying Notes to Financial Statements.

    PAR                                                                      RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                  -------------   --------   --------   -------------
CORPORATE BONDS
CABLE
$    250   CSC Holdings, Inc., Debentures                                  (BB- , B1)     07/15/18      7.625   $     267,188
     275   CSC Holdings, Inc., Senior Notes                                (BB- , B1)     12/15/07      7.875         297,687
     200   CSC Holdings, Inc., Series B, Debentures                        (BB- , B1)     08/15/09      8.125         221,000
     200   CSC Holdings, Inc., Series B, Senior Notes~                     (BB- , B1)     07/15/09      8.125         221,000
     390   CSC Holdings, Inc., Series B, Senior Notes~                     (BB- , B1)     04/01/11      7.625         426,075
     880   Insight Communications Company, Inc., Senior
             Discount Notes (Callable 2/15/06 @ $106.12)+~                 (B- , Caa2)    02/15/11      0.000         864,600
      20   Insight Midwest/Insight Capital Corp., Global
             Senior Notes (Callable 11/01/05 @ $105.25)~                    (B+ , B2)     11/01/10     10.500          22,250
   1,110   Insight Midwest/Insight Capital Corp., Senior
             Notes (Callable 10/01/05 @ $103.25)~                           (B+ , B2)     10/01/09      9.750       1,172,437
   1,850   Mediacom LLC Capital Corp., Senior Notes
             (Callable 2/15/06 @ $103.94)                                   (B , B3)      02/15/11      7.875       1,803,750
     200   Mediacom LLC Capital Corp., Series B, Senior
             Notes (Callable 4/15/05 @ $101.42)~                            (B , B3)      04/15/08      8.500         206,500
     320   Northland Cable Television, Inc., Company
             Guaranteed Notes (Callable 11/15/04 @ $101.71)                (CC , Caa3)    11/15/07     10.250         324,800
     650   Olympus Communications LP, Series B, Senior
             Notes (Callable 11/15/04 @ $100.00)0                           (NR , NR)     11/15/06     10.625         828,750
     697   Renaissance Media Group LLC, Company
             Guaranteed Notes (Callable 4/15/05 @ $101.67)+                (CCC+ , B3)    04/15/08     10.000         724,880
                                                                                                                -------------
                                                                                                                   11,228,567
                                                                                                                -------------

CAPITAL GOODS (1.1%)
     800   Case New Holland, Inc., Rule 144A, Senior Notes
             (Callable 8/01/07 @ $104.63)++                                (BB- , Ba3)    08/01/11      9.250         916,000
     200   Case New Holland, Inc., Rule 144A, Senior Notes
             (Callable 8/01/07 @ 104.63)++                                 (BB- , Ba3)    08/01/11      9.250         229,000
     280   JII Holdings LLC, Global Secured Notes (Callable
             1/01/05 @ $106.50)                                           (CCC- , Caa2)   04/01/07     13.000         256,200
     735   Motors & Gears, Inc., Series D, Senior Notes
             (Callable 11/15/04 @ $100.00)                                (CCC , Caa1)    11/15/06     10.750         701,925
     600   SPX Corp., Senior Notes                                         (BB+ , Ba3)    06/15/11      6.250         615,000
     200   SPX Corp., Senior Notes (Callable 1/01/08 @
             $103.75)~                                                     (BB+ , Ba3)    01/01/13      7.500         215,000
                                                                                                                -------------
                                                                                                                    2,933,125
                                                                                                                -------------

CHEMICALS (3.8%)
     200   Equistar Chemicals Funding, Global Company
             Guaranteed Notes                                               (B+ , B2)     09/01/08     10.125         230,750
     800   Equistar Chemicals Funding, Global Senior Notes
             (Callable 5/01/07 @ $105.31)~                                  (B+ , B2)     05/01/11     10.625         928,000
      50   Equistar Chemicals Funding, Senior Notes~                        (B+ , B2)     02/15/09      8.750          55,250
     350   FMC Corp., Global Senior Secured Notes
             (Callable 11/01/06 @ $105.13)                                 (BB+ , Ba2)    11/01/09     10.250         407,750
     500   HMP Equity Holdings Corp., Global Senior
             Discount Notes (Callable 11/15/04 @ $64.79)~                  (CCC+ , NR)    05/15/08      0.000         325,000

                 See Accompanying Notes to Financial Statements.

    PAR                                                                      RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                  -------------   --------   --------   -------------
CORPORATE BONDS
CHEMICALS
$    650   Huntsman Company LLC, Global Company
             Guaranteed Notes (Callable 10/15/07 @ $105.81)                 (B , B2)      10/15/10     11.625   $     769,438
     300   Huntsman Company LLC, Rule 144A, Company
             Guaranteed Notes (Callable 7/15/08 @ $105.75)++               (CCC+ , B3)    07/15/12     11.500         339,000
     250   Huntsman International Holdings LLC, Senior
             Discount Notes (Callable 7/01/05 @ $58.33)                   (CCC+ , Caa2)   12/31/09     13.375         136,875
     150   Huntsman International LLC, Company Guaranteed
             Notes (Callable 7/01/05 @ $103.38)~                          (CCC+ , Caa1)   07/01/09     10.125         158,250
     500   IMC Global, Inc., Global Senior Notes (Callable
             8/01/08 @ $105.44)                                             (BB , B1)     08/01/13     10.875         633,750
     250   IMC Global, Inc., Rule 144A, Company Guaranteed
             Notes (Callable 6/01/06 @ $105.62)++                           (BB , B1)     06/01/11     11.250         295,000
      50   IMC Global, Inc., Series B, Global Company
             Guaranteed Notes~                                              (BB , B1)     06/01/08     10.875          61,000
     400   Innophos, Inc., Rule 144A, Senior Subordinated
             Notes (Callable 8/16/09 @ $104.44)++~                          (B- , B3)     08/15/14      8.875         433,000
     100   Lyondell Chemical Co., Global Company
             Guaranteed Notes (Callable 12/15/05 @ $104.75)                (B+ , Ba3)     12/15/08      9.500         109,500
   1,000   Lyondell Chemical Co., Global Company
             Guaranteed Notes (Callable 6/01/08 @ $105.25)~                 (B+ , B1)     06/01/13     10.500       1,185,000
     150   Lyondell Chemical Co., Senior Secured Notes~                     (B+ , B1)     07/15/12     11.125         177,562
      80   Lyondell Chemical Co., Series B, Senior Secured
             Notes (Callable 5/01/05 @ $102.47)~                            (B+ , B1)     05/01/07      9.875          85,000
     600   Nalco Co., Global Senior Subordinated Notes
             (Callable 11/15/08 @ $104.44)~                                (B- , Caa1)    11/15/13      8.875         660,750
     800   PolyOne Corp., Rule 144A, Senior Notes
             (Callable 5/15/07 @ $105.31)++~                                (B+ , B3)     05/15/10     10.625         892,000
     500   Radnor Holdings Corp., Global Senior Notes
             (Callable 3/15/07 @ $105.50)                                 (CCC , Caa1)    03/15/10     11.000         387,500
     400   Resolution Performance Products LLC, Global
             Senior Subordinated Notes (Callable
             11/15/05 @ $106.75)~                                         (CCC , Caa2)    11/15/10     13.500         398,000
     250   Resolution Performance Products LLC, Global
             Senior Subordinated Notes (Callable 4/15/06 @
             $104.75)                                                      (CCC+ , B3)    04/15/10      9.500         258,750
   1,150   Terra Capital, Inc., Global Secured Notes
             (Callable 6/01/07 @ $105.75)                                  (B- , Caa1)    06/01/10     11.500       1,305,250
                                                                                                                -------------
                                                                                                                   10,232,375
                                                                                                                -------------

COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) (0.7%)
     350   Block Communications, Inc., Global Company
             Guaranteed Notes (Callable 4/15/06 @ $104.63)                  (B- , B2)     04/15/09      9.250         376,250
     500   FairPoint Communications, Inc., Senior Notes
             (Callable 3/01/07 @ $105.94)                                   (B , B3)      03/01/10     11.875         577,500
     100   FairPoint Communications, Inc., Senior
             Subordinated Notes (Callable 5/01/05 @ $106.25)               (B- , Caa1)    05/01/10     12.500         107,500

                 See Accompanying Notes to Financial Statements.

    PAR                                                                      RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                  -------------   --------   --------   -------------
CORPORATE BONDS
COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC)
$    200   FairPoint Communications, Inc., Series B, Senior
             Subordinated Notes (Callable 05/01/05 @
             $101.58)                                                      (B- , Caa1)    05/01/08      9.500   $     195,000
     618   Time Warner Telecom LLC, Senior Notes
             (Callable 7/15/05 @ $101.63)~                                 (CCC+ , B3)    07/15/08      9.750         617,500
                                                                                                                -------------
                                                                                                                    1,873,750
                                                                                                                -------------

CONSUMER PRODUCTS/TOBACCO (4.1%)
     750   Ames True Temper, Inc., Rule 144A, Senior
             Subordinated Notes (Callable 7/15/08 @
             $105.00)++                                                   (CCC+ , Caa1)   07/15/12     10.000         806,250
      40   Armkel LLC, Global Senior Subordinated Notes
             (Callable 8/15/05 @ $104.75)                                   (B+ , B1)     08/15/09      9.500          43,750
     200   Central Garden & Pet Co., Senior Subordinated
             Notes (Callable 2/01/08 @ $104.56)~                            (B+ , B2)     02/01/13      9.125         223,000
     300   Chattem, Inc., Global Senior Subordinated Notes
             (Callable 3/01/09 @ $103.50)~                                  (B- , B2)     03/01/14      7.000         309,750
     750   DIMON, Inc., Senior Notes (Callable 6/01/08 @
             $103.87)                                                       (BB , B1)     06/01/13      7.750         750,000
     395   DIMON, Inc., Series B, Global Company
             Guaranteed Notes (Callable 10/15/06 @ $104.81)                 (BB , B1)     10/15/11      9.625         423,637
     955   General Binding Corp., Company Guaranteed
             Notes (Callable 6/01/05 @ $101.56)                            (B- , Caa1)    06/01/08      9.375         978,875
     650   Jarden Corp., Global Company Guaranteed Notes
             (Callable 5/01/07 @ $104.88)                                   (B- , B2)     05/01/12      9.750         708,500
   1,000   Johnsondiversey Holdings, Inc., Global Discount
             Notes (Callable 5/15/07 @ $105.34)+~                           (B , B3)      05/15/13      0.000         860,000
     950   Johnsondiversey, Inc., Series B, Global Company
             Guaranteed Notes (Callable 5/15/07 @ $104.81)                  (B , B2)      05/15/12      9.625       1,073,500
     553   PCA LLC, Global Senior Notes                                     (B- , B3)     08/01/09     11.875         528,115
     625   Playtex Products, Inc., Global Company
             Guaranteed Notes (Callable 6/01/06 @
             $104.69)~                                                    (CCC+ , Caa2)   06/01/11      9.375         660,938
     500   Prestige Brands, Inc., Rule 144A, Senior
             Subordinated Notes (Callable 4/15/08 @
             $104.63)++~                                                  (CCC+ , Caa1)   04/15/12      9.250         507,500
     400   Reddy Ice Group, Inc., Global Senior Subordinated
             Notes (Callable 8/01/07 @ $104.44)                             (B- , B3)     08/01/11      8.875         435,000
     750   Remington Arms Co., Rule 144A, Global Company
             Guaranteed Notes (Callable 2/01/07 @ $105.25)++               (CCC+ , B3)    02/01/11     10.500         667,500
     500   Sealy Mattress Co., Global Senior Subordinated
             Notes (Callable 6/15/09 @ $104.13)                            (B- , Caa1)    06/15/14      8.250         531,250
     750   Southern States Cooperative, Inc., Rule 144A,
             Senior Notes (Callable 11/01/07 @ $108.00)++                   (B , B3)      11/01/10     10.500         753,750
     750   United Industries Corp., Series D, Global Company
             Guaranteed Notes (Callable 4/01/05 @ $103.29)                  (B- , B3)     04/01/09      9.875         791,250
                                                                                                                -------------
                                                                                                                   11,052,565
                                                                                                                -------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                      RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                  -------------   --------   --------   -------------
CORPORATE BONDS
CONTAINERS (2.7%)
$    800   Constar International, Inc., Senior Subordinated
             Notes (Callable 12/01/07 @ $105.50)~                          (B , Caa1)     12/01/12     11.000   $     768,000
     400   Graham Packaging Company, Inc., Rule 144A,
             Subordinated Notes (Callable 10/15/09 @
             $104.94)++                                                   (CCC+ , Caa2)   10/15/14      9.875         426,000
     195   Graham Packaging Company, Inc., Series B,
             Senior Discount Notes (Callable 1/15/05 @
             $101.79)~                                                    (CCC+ , Caa2)   01/15/09     10.000         203,287
     750   Graphic Packaging International Corp., Global
              Senior Subordinated Notes (Callable 8/15/08 @
             $104.75)~                                                      (B- , B3)     08/15/13      9.500         868,125
     400   Intertape Polymer US, Inc., Rule 144A, Senior
             Subordinated Notes (Callable 8/01/09 @
             $104.25)++                                                     (B- , B3)     08/01/14      8.500         399,500
     200   Owens-Brockway, Global Company Guaranteed
             Notes (Callable 2/15/06 @ $104.44)                            (BB- , B2)     02/15/09      8.875         220,500
     750   Owens-Brockway, Rule 144A, Senior Notes
             (5/15/08 @ $104.13)++~                                         (B , B3)      05/15/13      8.250         828,750
     400   Owens-Illinois, Inc., Senior Notes~                             (B , Caa1)     05/15/07      8.100         426,000
     410   Owens-Illinois, Inc., Senior Notes                              (B , Caa1)     05/15/08      7.350         430,500
     250   Plastipak Holdings, Inc., Global Company
             Guaranteed Senior Notes (Callable 9/01/06 @
             $105.38)~                                                      (B+ , B3)     09/01/11     10.750         281,250
     250   Pliant Corp., Company Guaranteed Notes
             (Callable 6/01/05 @ $106.50)~                                 (B- , Caa2)    06/01/10     13.000         234,375
     750   Pliant Corp., Global Secured Notes (Callable
             6/01/07 @ $105.56)                                             (B- , B3)     09/01/09     11.125         810,000
     500   Solo Cup Co., Global Senior Subordinated Notes
             (Callable 2/15/09 @ $104.25)~                                  (B- , B3)     02/15/14      8.500         493,750
     200   Tekni-Plex, Inc., Series B, Company Guaranteed
             Notes (Callable 6/15/05 @ $106.38)~                          (CCC , Caa2)    06/15/10     12.750         151,000
     800   U.S. Can Corp., Global Company Guaranteed
             (Callable 7/15/07 @ $105.44)                                 (CCC+ , Caa1)   07/15/10     10.875         816,000
                                                                                                                -------------
                                                                                                                    7,357,037
                                                                                                                -------------

DIVERSIFIED TELECOMMUNICATIONS (0.8%)
     750   Qwest Communications International, Inc.,
             Rule 144A, Senior Notes (Callable 2/15/09 @
             $103.75)++                                                     (B , B3)      02/15/14      7.500         727,500
     750   Qwest Corp., Notes~                                             (BB- , Ba3)    11/15/08      5.625         753,750
     500   Qwest Corp., Rule 144A, Senior Notes++                          (BB- , Ba3)    09/01/11      7.875         535,000
                                                                                                                -------------
                                                                                                                    2,016,250
                                                                                                                -------------

ENERGY - OTHER (3.4%)
   1,000   Dynegy Holdings, Inc., Rule 144A, Secured
             Notes (Callable 7/15/08 @ $105.06)++                           (B- , B3)     07/15/13     10.125       1,170,000
     250   Dynegy Holdings, Inc., Senior Notes~                           (CCC+ , Caa2)   04/01/11      6.875         243,125

                 See Accompanying Notes to Financial Statements.

    PAR                                                                      RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                  -------------   --------   --------   -------------
CORPORATE BONDS
ENERGY - OTHER
$    400   EL Paso CGP Co., Notes                                         (CCC+ , Caa1)   02/01/09      6.375   $     397,000
     750   EL Paso CGP Co., Notes~                                        (CCC+ , Caa1)   06/15/10      7.750         780,000
     850   El Paso Corp., Senior Notes~                                   (CCC+ , Caa1)   05/15/11      7.000         858,500
   1,000   El Paso Natural Gas Co., Rule 144A, Senior
             Notes (Callable 8/01/07 @ $103.81)++                           (B- , B1)     08/01/10      7.625       1,086,250
     850   El Paso Production Holding Co., Global Company
             Guaranteed (Callable 6/01/08 @ $103.02)                        (B- , B3)     06/01/13      7.750         890,375
     300   Frontier Oil Corp., Rule 144A, Senior Notes
             (Callable 10/01/07 @ $103.31)++                                (B+ , B1)     10/01/11      6.625         312,000
     350   Frontier Oil Corp., Senior Notes (Callable
             11/15/04 @ $105.88)                                            (NR , B1)     11/15/09     11.750         372,312
     186   Giant Industries, Inc., Global Company Guaranteed
             Notes (Callable 5/15/07 @ $105.50)~                            (B- , B3)     05/15/12     11.000         219,945
     500   Giant Industries, Inc., Senior Subordinated Notes
             (Callable 5/15/09 @ $104.00)~                                  (B- , B3)     05/15/14      8.000         523,750
     250   GulfMark Offshore, Inc., Rule 144A, Senior Notes
             (Callable 7/15/09 @ $103.88)++                                (BB- , B2)     07/15/14      7.750         263,750
   1,000   Reliant Resources, Inc., Global Secured Notes
             (Callable 7/15/08 @ $104.75)~                                  (B , B1)      07/15/13      9.500       1,130,000
     250   SEMCO Energy, Inc., Global Senior Notes                         (BB- , Ba2)    05/15/08      7.125         265,000
     500   SEMCO Energy, Inc., Global Senior Notes
             (Callable 5/15/08 @ $103.87)                                  (BB- , Ba2)    05/15/13      7.750         541,250
                                                                                                                -------------
                                                                                                                    9,053,257
                                                                                                                -------------

ENVIRONMENTAL SERVICES (0.5%)
     250   Allied Waste North America, Inc., Series B, Global
             Company Guaranteed Notes                                      (BB- , B2)     04/01/08      8.875         266,250
     525   Allied Waste North America, Inc., Series B, Global
             Senior Notes (Callable 4/15/09 @ $103.69)~                    (B+ , Caa1)    04/15/14      7.375         488,250
     600   Waste Services, Inc., Rule 144A, Senior
             Subordinated Notes (Callable 4/15/09 @
             $104.75)++                                                    (CCC , Ca)     04/15/14      9.500         567,000
                                                                                                                -------------
                                                                                                                    1,321,500
                                                                                                                -------------

FINANCE - OTHER (0.7%)
     250   Arch Western Finance, Global Senior Notes
             (Callable 7/01/08 @ $103.38)                                  (BB , Ba3)     07/01/13      6.750         266,875
     750   Corrections Corporation of America, Senior Notes
             (Callable 5/01/07 @ $103.75)~                                  (B , B1)      05/01/11      7.500         814,688
     250   Rainbow National Services LLC, Rule 144A,
             Senior Notes (Callable 9/01/08 @ $104.38)++                   (CCC+ , B3)    09/01/12      8.750         268,750
     500   RMCC Acquisition Co., Rule 144A, Senior
             Subordinated Notes (Callable 11/01/08 @
             $104.75)++                                                   (CCC+ , Caa1)   11/01/12      9.500         500,000
     100   Senior Housing Properties Trust, Senior Notes                   (BB+ , Ba2)    01/15/12      8.625         113,250
                                                                                                                -------------
                                                                                                                    1,963,563
                                                                                                                -------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                      RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                  -------------   --------   --------   -------------
CORPORATE BONDS
FOOD PROCESSORS/BEVERAGE/BOTTLING (2.8%)
$    188   Birds Eye Foods, Inc., Company Guaranteed
             Notes, Senior Subordinated Notes (Callable
             11/01/04 @ $103.96)                                            (B- , B3)     11/01/08     11.875   $     196,930
     175   Burns, Philp Capital Property, Ltd., Global
             Company Guaranteed Notes (Callable 7/15/07 @
             $104.88)                                                       (B- , B3)     07/15/12      9.750         193,375
     250   Chiquita Brands International, Inc., Rule 144A,
             Senior Notes (Callable 11/01/09 @ $103.75)++                   (B , B2)      11/01/14      7.500         257,500
     175   Cott Beverages USA, Inc., Global Company
             Guaranteed Notes (Callable 12/15/06 @
             $104.00)~                                                      (B+ , B2)     12/15/11      8.000         192,062
     750   Crystal US Holdings, Rule 144A, Senior Discount
             Notes (Callable 10/01/09 @ $105.25)+++~                       (B- , Caa2)    10/01/14      0.000         476,250
      50   Del Monte Corp., Global Senior Subordinated
             Notes (Callable 12/15/07 @ $104.31)~                           (B , B2)      12/15/12      8.625          56,625
     150   Del Monte Corp., Series B, Global Company
             Guaranteed Notes (Callable 5/15/06 @ $104.63)                  (B , B2)      05/15/11      9.250         166,500
     600   Dole Food Company, Inc., Rule 144A, Senior
             Notes (Callable 3/15/07 @ $104.44)++~                          (B+ , B2)     03/15/11      8.875         667,500
     600   Eagle Family Foods, Inc., Series B, Company
             Guaranteed Notes (Callable 1/15/05 @ $101.46)                (CCC , Caa2)    01/15/08      8.750         459,000
     915   Land O' Lakes, Inc., Global Senior Notes
             (Callable 11/15/06 @ $104.38)~                                 (B- , B3)     11/15/11      8.750         850,950
     750   Le-Natures, Inc., Rule 144A, Senior Subordinated
             Notes (Callable 6/15/08 @ $104.50)++#                         (B- , Caa1)    06/15/13     10.000         832,500
     400   Merisant Co., Rule 144A, Company Guaranteed
             Notes (Callable 7/15/08 @ $104.75)++#                          (B- , B3)     07/15/13      9.750         374,000
     430   National Wine & Spirits, Inc., Company
             Guaranteed Notes (Callable 1/15/05 @ $103.38)                 (CCC+ , B3)    01/15/09     10.125         408,500
     750   Pinnacle Foods Holding, Rule 144A, Senior
             Subordinated Notes (Callable 12/01/08 @
             $104.13)++                                                     (B , B3)      12/01/13      8.250         712,500
     200   Smithfield Foods, Inc., Series B, Global Senior
             Notes~                                                        (BB , Ba2)     10/15/09      8.000         223,000
     100   Swift & Co., Global Company Guaranteed Notes
             (Callable 10/01/06 @ $105.06)                                  (B+ , B1)     10/01/09     10.125         112,000
     600   Swift & Co., Global Senior Subordinated Notes
             (Callable 10/01/06 @ $106.25)~                                 (B , B2)      01/01/10     12.500         670,500
     500   Wornick Co., Rule 144A, Secured Notes
             (Callable 7/15/08 @ $105.44)++                                 (B+ , B2)     07/15/11     10.875         542,500
                                                                                                                -------------
                                                                                                                    7,392,192
                                                                                                                -------------

GAMING (5.9%)
     910   Ameristar Casinos, Inc., Global Company
             Guaranteed Notes (Callable 2/15/06 @ $105.38)                  (B , B2)      02/15/09     10.750       1,041,950
     950   Argosy Gaming Co., Global Senior Subordinated
             Notes (Callable 1/15/09 @ $103.50)~                            (B+ , B1)     01/15/14      7.000       1,016,500

                 See Accompanying Notes to Financial Statements.

    PAR                                                                      RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                  -------------   --------   --------   -------------
CORPORATE BONDS
GAMING
$    100   Aztar Corp., Global Senior Subordinated Notes
             (Callable 8/15/06 @ $104.50)                                  (B+ , Ba3)     08/15/11      9.000   $     112,500
     100   Caesars Entertainment, Inc., Senior Subordinated
             Notes~                                                        (BB- , Ba2)    12/15/05      7.875         105,125
     500   Choctaw Resort Development Enterprise, Rule 144A,
             Senior Notes (Callable 11/15/11 @ $103.63)++                  (BB- , B1)     11/15/19      7.250         513,125
     750   Chukchansi Economic Development Authority,
             Rule 144A, Senior Notes (Callable 10/01/06 @
             $113.00)++                                                     (NR , NR)     06/15/09     14.500         948,750
     600   Circus Circus & Eldorado, Global First Mortgage
             Notes (Callable 3/01/07 @ $105.06)~                            (B+ , B1)     03/01/12     10.125         654,000
     790   Hard Rock Hotel, Inc., Global Notes (Callable
             6/01/08 @ $104.44)                                             (B , B3)      06/01/13      8.875         865,050
     500   Herbst Gaming, Inc., Rule 144A, Senior
             Subordinated Notes (Callable 6/01/08 @
             $104.06)++                                                     (B- , B3)     06/01/12      8.125         526,250
     900   Inn of the Mountain Gods Resort, Global Senior
             Notes (Callable 11/15/07 @ $106.00)                            (B , B3)      11/15/10     12.000       1,048,500
     750   Isle of Capri Casinos, Inc., Global Senior
             Subordinated Notes (Callable 3/01/09 @
             $103.50)~                                                      (B , B2)      03/01/14      7.000         780,000
     600   Majestic Star Casino LLC, Company Guaranteed
             Notes (Callable 10/15/07 @ $104.75)~                           (B , B2)      10/15/10      9.500         622,500
     750   Mandalay Resort Group, Global Senior Notes~                     (BB+ , Ba2)    07/31/09      6.500         793,125
      50   Mandalay Resort Group, Senior Notes                             (BB+ , Ba2)    02/01/06      6.450          51,812
     495   Mandalay Resort Group, Series B, Senior
             Subordinated Notes                                            (BB- , Ba3)    08/01/07     10.250         566,775
     100   MGM Mirage, Inc., Company Guaranteed Notes~                     (BB- , Ba2)    02/01/11      8.375         113,250
     780   MGM Mirage, Inc., Company Guaranteed, Senior
             Subordinated Notes~                                           (BB- , Ba2)    06/01/07      9.750         881,400
     250   Mohegan Tribal Gaming, Rule 144A, Senior
             Subordinated Notes (Callable 8/15/09 @
             $103.56)++                                                    (BB- , Ba3)    08/15/14      7.125         268,125
     600   MTR Gaming Group, Inc., Rule 144A, Company
             Guaranteed Notes (Callable 4/01/07 @ $104.88)++                (B+ , B2)     04/01/10      9.750         651,000
     250   OED Corp., Rule 144A, Company Guaranteed
             Notes (Callable 4/15/08 @ $104.38)++                           (B , B2)      04/15/12      8.750         236,250
     650   Park Place Entertainment Corp., Senior
             Subordinated Notes                                            (BB- , Ba2)    02/15/07      9.375         728,000
     530   Penn National Gaming, Inc., Company Guaranteed
             Notes (Callable 3/15/06 @ $104.44)                             (B , B2)      03/15/10      8.875         586,975
     350   Penn National Gaming, Inc., Series B, Global
             Company Guaranteed Notes (Callable
             3/01/05 @ $105.56)                                             (B , B2)      03/01/08     11.125         380,188
     330   Riviera Holdings Corp., Global Company
             Guaranteed Notes (Callable 6/15/06 @ $105.50)~                 (B , B2)      06/15/10     11.000         367,950

                 See Accompanying Notes to Financial Statements.

    PAR                                                                      RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                  -------------   --------   --------   -------------
CORPORATE BONDS
GAMING
$    909   Waterford Gaming LLC, Rule144A, Senior Notes
             (Callable 9/15/08 @ $103.55)++                                 (B+ , B1)     09/15/12      8.625   $     971,494
     750   Wheeling Island Gaming, Inc., Global Company
             Guaranteed Notes (Callable 12/15/05 @
             $105.06)~                                                      (B+ , B3)     12/15/09     10.125         802,500
     100   Windsor Woodmont Black Hawk, Series B, First
             Mortgage Notes|                                               (CCC+ , NR)    03/15/05     13.000         100,250
                                                                                                                -------------
                                                                                                                   15,733,344
                                                                                                                -------------

HEALTHCARE FACILITIES/SUPPLIES (4.4%)
     500   Alpharma, Inc., Rule 144A, Senior Notes
             (Callable 5/01/07 @ $104.31)++                                 (B- , B3)     05/01/11      8.625         522,500
     500   Ardent Health Services, Global Senior
             Subordinated Notes (Callable 8/15/08 @
             $105.00)                                                       (B- , B3)     08/15/13     10.000         513,750
     600   Bio-Rad Laboratories, Inc., Global Senior
             Subordinated Notes (Callable 8/15/08 @ $103.75)               (BB- , Ba3)    08/15/13      7.500         652,500
     600   Concentra Operating Corp., Rule 144A, Company
             Guaranteed Notes (Callable 8/15/07 @ $104.75)++                (B- , B3)     08/15/10      9.500         669,000
     150   Coventry Health Care, Inc., Global Senior Notes
             (Callable 2/15/07 @ $104.06)                                 (BBB- , Ba1)    02/15/12      8.125         162,750
     250   Extendicare Health Services, Inc., Company
             Guaranteed Notes (Callable 7/01/06 @ $104.75)                  (B , B1)      07/01/10      9.500         282,500
     400   Fisher Communications, Inc., Rule 144A, Senior
             Notes (Callable 9/15/09 @ $104.31)++                           (B- , B2)     09/15/14      8.625         424,000
     391   Fisher Scientific International, Inc., Global Senior
             Subordinated Notes (Callable 5/01/07 @
             $104.06)                                                      (BB+ , Ba3)    05/01/12      8.125         437,920
     850   Fisher Scientific International, Inc., Global Senior
             Subordinated Notes (Callable 9/01/08 @
             $104.00)                                                      (BB+ , Ba3)    09/01/13      8.000         962,625
     600   Hanger Orthopedic Group, Inc., Global Company
             Guaranteed Notes (Callable 2/15/06 @ $105.19)~                 (B- , B3)     02/15/09     10.375         606,000
     150   Healthsouth Corp., Global Senior Notes~                          (NR , NR)     10/01/11      8.375         150,375
     240   Insight Health Services Corp., Series B, Company
             Guaranteed Notes (Callable 11/01/06 @ $104.94)~               (CCC+ , B3)    11/01/11      9.875         241,200
     325   Kinetic Concepts, Inc., Global Senior Subordinated
             Notes (Callable 5/15/08 @ $103.69)                             (B , B3)      05/15/13      7.375         342,875
     750   Medex, Inc., Global Senior Subordinated Notes
             (Callable 5/15/08 @ $104.44)                                   (B- , B3)     05/15/13      8.875         821,250
     350   Medical Device Manufacturing, Inc., Rule 144A,
             Company Guaranteed Notes (Callable 7/15/08 @
             $105.00)++                                                    (B- , Caa1)    07/15/12     10.000         376,250
     250   Medquest, Inc., Series B, Global Company
             Guaranteed Notes (Callable 8/15/07 @ $105.94)                  (B- , B3)     08/15/12     11.875         291,250
   1,300   MQ Associates, Inc., Rule 144A, Senior Discount
             Notes (Callable 8/15/08 @ $109.00)+++                         (B- , Caa1)    08/15/12      0.000         854,750

                 See Accompanying Notes to Financial Statements.

    PAR                                                                      RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                  -------------   --------   --------   -------------
CORPORATE BONDS
HEALTHCARE FACILITIES/SUPPLIES
$    150   Owens & Minor, Inc., Global Company Guaranteed
             Notes (Callable 7/15/06 @ $104.13)                            (BB- , Ba3)    07/15/11      8.500   $     166,500
     344   PacifiCare Health Systems, Inc., Global Company
             Guaranteed Notes (Callable 6/01/06 @ $105.38)                (BBB- , Ba3)    06/01/09     10.750         398,180
     150   Rotech Healthcare, Inc., Global Company
             Guaranteed Notes (Callable 4/01/07 @ $104.75)                  (B+ , B2)     04/01/12      9.500         164,250
     800   Select Medical Corp., Global Senior Subordinated
             Notes (Callable 8/01/08 @ $103.75)                             (B , B2)      08/01/13      7.500         922,000
     250   Tenet Healthcare Corp., Rule 144A, Senior Notes++~               (B- , B3)     07/01/14      9.875         263,125
     750   Triad Hospital, Inc., Senior Subordinated Notes
             (Callable 11/15/08 @ $103.50)                                  (B , B3)      11/15/13      7.000         772,500
     500   Universal Hospital Services, Inc., Global Senior
             Notes (Callable 11/01/07 @ $105.06)                            (B- , B3)     11/01/11     10.125         512,500
     250   Vanguard Health Holding Co., Rule 144A, Senior
             Subordinated Notes (Callable 10/01/09 @
             $104.50)++                                                   (CCC+ , Caa1)   10/01/14      9.000         262,500
     150   Vicar Operating, Inc., Company Guaranteed
             Notes (Callable 12/01/05 @ $104.94)                            (B , B2)      12/01/09      9.875         166,875
                                                                                                                -------------
                                                                                                                   11,939,925
                                                                                                                -------------

HOME BUILDERS (1.1%)
     380   Beazer Homes USA, Inc., Global Company
             Guaranteed Notes (Callable 4/15/07 @ $104.19)~                (BB , Ba1)     04/15/12      8.375         420,850
     300   D.R. Horton, Inc., Global Company Guaranteed
             Notes (Callable 4/15/07 @ $104.25)                            (BB , Ba1)     04/15/12      8.500         339,750
     200   KB Home, Senior Subordinated Notes~                             (BB- , Ba2)    12/15/08      8.625         227,500
     150   Ryland Group, Inc., Senior Subordinated Notes
             (Callable 6/15/06 @ $104.56)                                  (BB+ , Ba2)    06/15/11      9.125         168,750
     250   Technical Olympic USA, Inc., Global Company
             Guaranteed Notes (Callable 7/01/06 @ $104.50)                 (B+ , Ba3)     07/01/10      9.000         273,750
     300   Technical Olympic USA, Inc., Global Subordinated
             Notes (Callable 3/15/08 @ $103.75)~                            (B- , B2)     03/15/11      7.500         306,750
     200   Toll Corp., Senior Subordinated Notes (Callable
             12/01/06 @ $104.12)                                           (BB+ , Ba2)    12/01/11      8.250         225,000
     350   WCI Communities, Inc., Global Company
             Guaranteed Notes (Callable 5/01/07 @ $104.56)~                (B+ , Ba3)     05/01/12      9.125         390,250
     500   William Lyon Homes, Inc., Company Guaranteed
             Notes (Callable 4/01/08 @ $105.38)                             (B , B2)      04/01/13     10.750         571,250
                                                                                                                -------------
                                                                                                                    2,923,850
                                                                                                                -------------

INDUSTRIAL - OTHER (0.9%)
     500   Amsted Industries, Inc., Rule 144A, Senior Notes
             (Callable 10/15/07 @ $105.12)++                                (B , B3)      10/15/11     10.250         552,500
     250   Blount, Inc., Senior Subordinated Notes
             (Callable 8/01/08 @ $104.44)                                  (B- , Caa1)    08/01/12      8.875         273,438

                 See Accompanying Notes to Financial Statements.

    PAR                                                                      RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                  -------------   --------   --------   -------------
CORPORATE BONDS
INDUSTRIAL - OTHER
$    250   Poster Financial Group, Inc., Global Secured
             Notes (Callable 12/01/07 @ $104.38)~                           (B , B2)      12/01/11      8.750   $     263,125
     350   Synagro Technologies, Inc., Global Senior
             Subordinated Notes (Callable 4/01/06 @
             $104.75)~                                                      (B , B3)      04/01/09      9.500         375,375
     500   True Temper Sports, Inc., Global Company
             Guaranteed Notes (Callable 3/15/08 @ $104.19)~               (CCC+ , Caa1)   09/15/11      8.375         457,500
     500   Wolverine Tube, Inc., Rule 144A, Senior Notes++                  (B+ , B3)     08/01/08      7.375         497,500
                                                                                                                -------------
                                                                                                                    2,419,438
                                                                                                                -------------

LEISURE (3.0%)
     300   AMC Entertainment, Inc., Global Senior
             Subordinated Notes (Callable 2/01/07 @ $104.94)               (CCC+ , B3)    02/01/12      9.875         322,500
     350   AMC Entertainment, Inc., Rule 144A, Senior
             Subordinated Notes (Callable 3/01/09 @
             $104.00)++                                                    (CCC+ , B3)    03/01/14      8.000         337,750
     249   AMC Entertainment, Inc., Senior Subordinated
             Notes (Callable 2/01/05 @ $103.17)                            (CCC+ , B3)    02/01/11      9.500         258,337
     500   Bally Total Fitness Holding Corp., Global Senior
             Notes (Callable 7/15/07 @ $105.25)~                           (CCC , B3)     07/15/11     10.500         488,750
     750   Bluegreen Corp., Series B, Company Guaranteed
             Notes (Callable 4/01/05 @ $101.75)                            (CCC+ , B3)    04/01/08     10.500         773,438
     800   Booth Creek Ski Holdings, Inc., Series B, Company
             Guaranteed Notes (Callable 3/15/05 @ $100.00)                (CCC+ , Caa1)   03/15/07     12.500         806,000
     550   Carmike Cinemas, Inc., Global Senior Subordinated
             Notes (Callable 2/15/09 @ $103.75)                           (CCC+ , Caa1)   02/15/14      7.500         567,188
     750   Cinemark USA, Inc., Global Senior Subordinated
             Notes (Callable 2/01/08 @ $104.50)                             (B- , B3)     02/01/13      9.000         851,250
     500   Cinemark, Inc., Global Senior Discount Notes
             (Callable 3/15/09 @ $104.88)+                                 (B- , Caa1)    03/15/14      0.000         356,250
     400   Icon Health & Fitness, Global Company
             Guaranteed, Senior Subordinated Notes
             (Callable 4/01/07 @ $105.62)                                   (B- , B3)     04/01/12     11.250         334,000
     135   Scientific Games Corp., Series B, Company
             Guaranteed Notes (Callable 8/15/05 @ $106.25)                  (B , B2)      08/15/10     12.500         153,731
     700   Six Flags, Inc., Global Senior Notes~                           (CCC+ , B3)    04/15/13      9.750         678,125
     400   Six Flags, Inc., Global Senior Notes (Callable
             2/01/06 @ $104.44)~                                           (CCC+ , B3)    02/01/10      8.875         385,000
     400   Six Flags, Inc., Global Senior Notes
             (Callable 6/01/09 @ $104.81)~                                 (CCC+ , B3)    06/01/14      9.625         384,000
     750   Speedway Motorsports, Inc., Global Senior
             Subordinated Notes (Callable 6/01/08 @ $103.38)               (B+ , Ba2)     06/01/13      6.750         791,250
     600   Town Sports International, Inc., Rule 144A,
             Senior Notes (Callable 4/15/07 @ $104.81)++~                   (B- , B2)     04/15/11      9.625         636,000
                                                                                                                -------------
                                                                                                                    8,123,569
                                                                                                                -------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                      RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                  -------------   --------   --------   -------------
CORPORATE BONDS
LODGING (0.8%)
$    500   Host Marriott Corp., Global Senior Notes
             (Callable 11/01/08 @ $103.56)~                                (B+ , Ba3)     11/01/13      7.125   $     542,500
      51   Host Marriott Corp., Series B, Company
             Guaranteed Notes (Callable 8/01/05 @ $101.33)                 (B+ , Ba3)     08/01/08      7.875          52,658
     350   Host Marriott Corp., Series I, Global Company
             Guaranteed Notes~                                             (B+ , Ba3)     01/15/07      9.500         390,250
     200   John Q. Hammons Hotels, Series B, Global Notes,
             First Mortgage (Callable 5/15/07 @ $104.44)~                   (B , B2)      05/15/12      8.875         231,000
     250   MeriStar Hospitality Corp., Global Company
             Guaranteed Notes~                                             (CCC+ , B2)    01/15/08      9.000         263,750
     500   Sheridan Acquisition Corp., Rule 144A, Secured
             Notes (Callable 8/15/07 @ $105.13)++                           (B , B1)      08/15/11     10.250         545,000
     100   Starwood Hotels & Resorts Worldwide, Inc.,
             Global Company Guaranteed Notes#                              (BB+ , Ba1)    05/01/12      7.875         117,750
                                                                                                                -------------
                                                                                                                    2,142,908
                                                                                                                -------------

METALS & MINING (1.6%)
     435   AK Steel Corp., Company Guaranteed Notes
             (Callable 2/15/05 @ $102.65)~                                  (B+ , B3)     02/15/09      7.875         443,700
     450   AK Steel Corp., Global Company Guaranteed
             Notes (Callable 6/15/07 @ $103.88)~                            (B+ , B3)     06/15/12      7.750         457,875
     250   California Steel Industries, Inc., Global Senior
             Notes (Callable 3/15/09 @ $103.06)                            (BB- , Ba2)    03/15/14      6.125         246,875
     350   Hawk Corp., Rule 144A, Senior Notes
             (Callable 11/01/09 @ $104.38)++                                (B , B2)      11/01/14      8.750         361,375
     500   Metallurg, Inc., Series B, Company Guaranteed
             Notes (Callable 12/01/04 @ $101.83)                            (NR , Ca)     12/01/07     11.000         382,500
     500   Peabody Energy Corp., Senior Notes (Callable
             4/15/09 @ $102.94)~                                           (BB- , Ba3)    04/15/16      5.875         512,500
     500   Peabody Energy Corp., Series B, Global Company
             Guaranteed Notes (Callable 3/15/08 @ $103.44)~                (BB- , Ba3)    03/15/13      6.875         551,250
     350   UCAR Finance, Inc., Global Company Guaranteed
             Notes (Callable 2/15/07 @ $105.13)                             (B , B2)      02/15/12     10.250         400,750
   1,500   WCI Steel, Inc., Series B, Senior Notes|                         (NR , NR)     12/01/04     10.000         967,500
                                                                                                                -------------
                                                                                                                    4,324,325
                                                                                                                -------------
OIL EQUIPMENT (0.7%)
     750   Key Energy Services, Inc., Senior Notes                          (B , B1)      05/01/13      6.375         777,188
     500   Parker Drilling Co., Global Senior Notes (Callable
             10/01/08 @ $104.81)~                                           (B- , B2)     10/01/13      9.625         558,750
     176   Parker Drilling Co., Series B, Company Guaranteed
             Notes (Callable 11/15/04 @ $105.06)~                           (B- , B2)     11/15/09     10.125         185,900
     250   Pride International, Inc., Rule 144A, Senior Notes
             (Callable 7/15/09 @ $103.69)++                                (BB- , Ba2)    07/15/14      7.375         282,500
                                                                                                                -------------
                                                                                                                    1,804,338
                                                                                                                -------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                      RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                  -------------   --------   --------   -------------
CORPORATE BONDS
PAPER & FOREST PRODUCTS (1.8%)
$    250   Appleton Papers, Inc., Series B, Global Senior
             Subordinated Notes (Callable 6/15/09 @ $104.88)                (B+ , B3)     06/15/14      9.750   $     262,500
     500   Blue Ridge Paper Product, Global Secured Notes
             (Callable 12/15/06 @ $104.75)                                  (B- , B2)     12/15/08      9.500         447,500
     750   Boise Cascade Corp., Senior Notes
             (Callable 11/01/08 @ $103.50)~                                (BB , Ba2)     11/01/13      7.000         881,250
     250   Caraustar Industries, Inc., Global Company
             Guaranteed Notes (Callable 4/01/06 @ $105.25)~                (B , Caa1)     04/01/11      9.875         272,500
     250   Georgia-Pacific Corp., Global Company Guaranteed
             Notes (Callable 2/01/08 @ $104.69)                            (BB+ , Ba2)    02/01/13      9.375         295,625
     500   Georgia-Pacific Corp., Global Senior Notes~                     (BB+ , Ba3)    01/15/24      8.000         581,250
     200   Georgia-Pacific Corp., Notes~                                   (BB+ , Ba3)    05/15/06      7.500         212,750
     400   Longview Fibre Co., Global Senior Subordinated
             Notes (Callable 1/15/06 @ $105.00)~                            (B+ , B2)     01/15/09     10.000         441,000
   1,000   Newark Group, Inc., Rule 144A, Senior
             Subordinated Notes (Callable 3/15/09 @
             $104.87)++                                                    (B- , Caa1)    03/15/14      9.750       1,045,000
     150   Stone Container Corp., Global Senior Notes
             (Callable 2/01/06 @ $104.88)~                                  (B , B2)      02/01/11      9.750         168,000
     140   Stone Container Corp., Global Senior Notes
             (Callable 7/01/07 @ $104.19)                                   (B , B2)      07/01/12      8.375         155,400
                                                                                                                -------------
                                                                                                                    4,762,775
                                                                                                                -------------

PUBLISHING (1.7%)
     500   CBD Media Holdings, Rule 144A, Senior Notes
             (Callable 7/15/08 @ $104.63)++                               (CCC+ , Caa2)   07/15/12      9.250         505,000
     150   Dex Media East LLC, Global Company Guaranteed
             Notes (Callable 11/15/06 @ $104.94)                            (B , B1)      11/15/09      9.875         173,250
     300   Dex Media, Inc., Global Discount Notes (Callable
             11/15/08 @ $104.50)+                                           (B , B3)      11/15/13      0.000         229,500
     700   Dex Media, Inc., Global Notes (Callable
             11/15/08 @ $104.00)~                                           (B , B3)      11/15/13      8.000         752,500
     600   Haights Cross Operating Co., Global Company
             Guaranteed Notes (Callable 8/15/08 @ $105.88)                (CCC+ , Caa1)   08/15/11     11.750         663,750
     250   Houghton Mifflin Co., Global Senior Subordinated
             Notes (Callable 2/01/08 @ $104.94)~                            (B- , B3)     02/01/13      9.875         272,500
     550   Liberty Group Operating, Inc., Company
             Guaranteed Notes (Callable 2/01/05 @ $101.56)                (CCC+ , Caa1)   02/01/08      9.375         556,875
     650   Morris Publishing Group LLC, Global Company
             Guaranteed Notes (Callable 8/01/08 @ $103.50)                 (B+ , Ba3)     08/01/13      7.000         666,250
     425   PRIMEDIA, Inc., Global Company Guaranteed
             Notes (Callable 5/15/06 @ $104.44)                             (B , B3)      05/15/11      8.875         445,187
     250   RH Donnelley Finance Corp., Rule 144A, Senior
             Notes (Callable 12/15/06 @ $104.44)++                          (BB , B1)     12/15/10      8.875         285,000
                                                                                                                -------------
                                                                                                                    4,549,812
                                                                                                                -------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                      RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                  -------------   --------   --------   -------------
CORPORATE BONDS
RESTAURANTS (0.8%)
$    500   Domino's, Inc., Global Senior Subordinated Notes
             (Callable 7/1/07 @ $104.12)                                    (B- , B2)     07/01/11      8.250   $     550,000
     500   Friendly Ice Cream Corp., Global Senior Notes
             (Callable 6/15/08 @ $104.19)~                                  (B- , B2)     06/15/12      8.375         480,000
     250   Morton's Restaurant Group, Inc., Global Secured
             Notes (Callable 7/01/07 @ $105.30)~                            (B- , B2)     07/01/10      7.500         241,250
     450   Perkins Family Restaurant L.P., Series B, Senior
             Notes (Callable 12/15/04 @ $101.69)                            (B+ , B1)     12/15/07     10.125         463,500
     330   Sbarro, Inc., Company Guaranteed Notes
             (Callable 9/15/05 @ $103.67)~                                (CCC , Caa2)    09/15/09     11.000         314,738
                                                                                                                -------------
                                                                                                                    2,049,488
                                                                                                                -------------

RETAIL - FOOD & DRUG (1.4%)
     500   Duane Reade, Inc., Rule 144A, Senior Subordinated
             Notes (Callable 8/01/08 @ $104.88)++~                         (CCC+ , B3)    08/01/11      9.750         482,500
     650   Great Atlantic & Pacific Tea Company, Inc.,
             Senior Notes (Callable 12/15/06 @ $104.56)~                   (B- , Caa1)    12/15/11      9.125         562,250
     300   Herbalife International, Inc., Global Company
             Guaranteed Notes (Callable 7/15/06 @ $105.88)                  (B , B2)      07/15/10     11.750         346,500
     200   Nutritional Sourcing Corp., Notes (Callable
             6/05/05 @ $101.00)                                             (NR , NR)     08/01/09     10.125         137,000
     350   Pantry, Inc., Global Senior Subordinated Notes
             (Callable 2/15/09 @ $103.88)~                                  (B- , B3)     02/15/14      7.750         367,500
     800   Rite Aid Corp., Rule 144A, Global Secured Notes
             (Callable 5/01/07 @ $104.06)++~                                (B+ , B2)     05/01/10      8.125         858,000
     600   Rite Aid Corp., Rule 144A, Notes++                              (B- , Caa1)    12/15/08      6.125         573,000
     350   Roundy's, Inc., Series B, Global Company
             Guaranteed Notes (Callable 6/15/07 @ $104.44)                  (B , B2)      06/15/12      8.875         382,375
     150   Stater Brothers Holdings, Inc., Global Senior
             Notes (Callable 6/15/08 @ $104.06)~                           (BB- , B1)     06/15/12      8.125         159,750
                                                                                                                -------------
                                                                                                                    3,868,875
                                                                                                                -------------

RETAIL STORES (2.5%)
     750   Asbury Automotive Group, Inc., Global Company
             Guaranteed Notes (Callable 6/15/07 @ $104.50)~                 (B , B3)      06/15/12      9.000         795,000
     450   AutoNation, Inc., Global Company Guaranteed
             Notes                                                        (BBB- , Ba2)    08/01/08      9.000         519,750
     550   Finlay Fine Jewelry Corp., Global Senior Notes
             (Callable 6/01/08 @ $104.19)~                                  (B+ , B1)     06/01/12      8.375         603,625
     400   Jafra Cosmetics, Inc., Global Company Guaranteed
             Notes (Callable 5/15/07 @ $105.38)                             (B- , B3)     05/15/11     10.750         458,000
     830   Leslie's Poolmart, Senior Notes (Callable
             7/15/05 @ $102.59)                                             (NR , B2)     07/15/08     10.375         850,750
     100   Michaels Stores, Inc., Senior Notes (Callable
             7/01/05 @ $104.62)                                            (BB+ , Ba1)    07/01/09      9.250         108,375
     500   Nebraska Book Company, Inc., Global Senior
             Subordinated Notes (Callable 3/15/08 @ $104.31)              (CCC+ , Caa1)   03/15/12      8.625         508,750

                 See Accompanying Notes to Financial Statements.

    PAR                                                                      RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                  -------------   --------   --------   -------------
CORPORATE BONDS
RETAIL STORES
$    500   Pep Boys - Manny, Moe & Jack, Notes                             (BB- , B2)     06/01/05      7.000   $     510,000
     500   Pep Boys - Manny, Moe & Jack, Series MTNB,
             Notes                                                         (BB- , B2)     07/07/06      6.920         512,500
     500   Perry Ellis International, Inc., Series B, Global
             Senior Subordinated Notes (Callable 9/15/08 @
             $104.44)                                                       (B- , B3)     09/15/13      8.875         537,500
     500   Sonic Automotive, Inc., Series B, Global Senior
             Subordinated Notes (Callable 8/15/08 @
             $104.31)~                                                      (B+ , B2)     08/15/13      8.625         531,250
     800   United Auto Group, Inc., Global Company
           Guaranteed Notes (Callable 3/15/07 @ $104.81)                    (B , B3)      03/15/12      9.625         894,000
                                                                                                                -------------
                                                                                                                    6,829,500
                                                                                                                -------------

SATELLITE (0.8%)
     700   Directv Holdings LLC, Rule 144A, Global Senior
             Notes (Callable 3/15/08 @ $104.19)++                          (BB- , B1)     03/15/13      8.375         801,500
     750   EchoStar DBS Corp., Global Senior Notes~                        (BB- , Ba3)    10/01/11      6.375         780,938
     350   PanAmSat Corp., Rule 144A, Company Guaranteed
             Notes (Callable 8/15/09 @ $104.50)++                           (B+ , B2)     08/15/14      9.000         372,750
     100   Pegasus Communications Corp., Series B,
             Senior Notes|                                                  (NR , NR)     10/15/05      9.625          62,000
     350   Pegasus Satellite Communication, Global Senior
             Discount Notes (Callable 3/01/05 @ $103.38)|~+                 (NR , NR)     03/01/07     13.500           7,875
                                                                                                                -------------
                                                                                                                    2,025,063
                                                                                                                -------------

SECONDARY OIL & GAS PRODUCERS (2.4%)
     500   Belden & Blake Corp., Rule 144A, Secured Notes
             (Callable 7/15/08 @ $104.38)++                                 (B- , B3)     07/15/12      8.750         542,500
     782   Chesapeake Energy Corp., Senior Notes (Callable
             1/15/09 @ $103.45)~                                           (BB- , Ba3)    01/15/16      6.875         840,650
     650   Continental Resources, Inc., Company Guaranteed
             Notes (Callable 8/01/05 @ $101.71)~                          (CCC+ , Caa1)   08/01/08     10.250         676,325
     300   Forest Oil Corp., Global Senior Notes                           (BB- , Ba3)    06/15/08      8.000         334,500
     950   Forest Oil Corp., Global Senior Notes                           (BB- , Ba3)    12/15/11      8.000       1,087,750
     250   Houston Exploration Company, Global Senior
             Subordinated Notes (Callable 6/15/08 @ $103.50)                (B+ , B2)     06/15/13      7.000         266,875
   1,000   Plains Exploration & Production Company LP,
             Global Senior Subordinated Notes (Callable
             7/01/07 @ $104.38)                                             (B , NR)      07/01/12      8.750       1,135,000
     200   Plains Exploration & Production Company LP,
             Series B, Global Company Guaranteed Notes
             (Callable 7/01/07 @ $104.38)                                  (B+ , Ba3)     07/01/12      8.750         227,000
     150   Pogo Producing Co., Series B, Senior Subordinated
             Notes (Callable 4/15/06 @ $104.13)                            (BB , Ba3)     04/15/11      8.250         166,125
     535   Swift Energy Co., Senior Subordinated Notes
             (Callable 5/01/07 @ $104.69)                                   (B , B2)      05/01/12      9.375         607,225

                 See Accompanying Notes to Financial Statements.

    PAR                                                                      RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                  -------------   --------   --------   -------------
CORPORATE BONDS
SECONDARY OIL & GAS PRODUCERS
$    245   Vintage Petroleum, Inc., Global Senior Subordinated
             Notes (Callable 5/15/06 @ $103.94)@                            (B , B1)      05/15/11      7.875   $     265,825
     250   Whiting Petroleum Corp., Global Senior
             Subordinated Notes (Callable 5/01/08 @ $103.63)                (B- , B2)     05/01/12      7.250         263,750
                                                                                                                -------------
                                                                                                                    6,413,525
                                                                                                                -------------

SERVICES - OTHER (5.0%)
   1,000   Advanstar Communications, Inc., Global Secured
             Notes (Callable 2/15/08 @ $105.38)                             (B- , B3)     08/15/10     10.750       1,120,000
     400   Allied Security Escrow, Rule 144A, Senior
             Subordinated Notes (Callable 7/15/08 @
             $105.69)++                                                    (B- , Caa1)    07/15/11     11.375         422,000
     600   American Color Graphics, Global Notes (Callable
             6/15/07 @ $105.00)                                            (B- , Caa1)    06/15/10     10.000         462,000
     188   AP Holdings, Inc., Senior Discount Notes
             (Callable 3/15/05 @ $101.88)|                                  (NR , NR)     03/15/08     11.250          29,140
     400   Brand Services, Inc., Global Company Guaranteed
             Notes (Callable 10/15/07 @ $106.00)                           (CCC+ , B3)    10/15/12     12.000         450,000
     200   Brickman Group, Ltd., Series B, Global Company
             Guaranteed Notes (Callable 12/15/06 @ $105.88)                 (B , B2)      12/15/09     11.750         232,000
     300   Casella Waste Systems, Inc., Global Senior
             Subordinated Notes (Callable 2/01/08 @ $104.88)                (B , B3)      02/01/13      9.750         331,500
     300   Diamond Triumph Auto Glass, Inc., Company
             Guaranteed Notes (Callable 4/01/05 @ $101.54)                 (B , Caa1)     04/01/08      9.250         289,500
     500   IESI Corp., Global Company Guaranteed Notes
             (Callable 6/15/07 @ $105.13)                                   (B- , B3)     06/15/12     10.250         542,500
     650   Iron Mountain, Inc., Company Gauranteed Notes
             (Callable 1/15/08 @ $103.88)                                  (B , Caa1)     01/15/15      7.750         705,250
     325   Iron Mountain, Inc., Company Guaranteed Notes
             (Callable 4/01/06 @ $104.31)                                  (B , Caa1)     04/01/13      8.625         353,437
     800   Iron Mountain, Inc., Company Guaranteed Notes
             (Callable 7/01/08 @ $103.31)                                  (B , Caa1)     01/01/16      6.625         800,000
     945   La Petite Academy, Inc., Series B, Company
             Guaranteed Notes (Callable 5/15/05 @ $101.67)                  (CC , Ca)     05/15/08     10.000         803,250
     600   LNR Property Corp., Series A, Global Senior
             Subordinated Notes (Callable 10/15/08 @
             $103.62)                                                      (B+ , Ba3)     10/15/13      7.250         663,000
     250   Mail-Well, Inc., Global Company Guaranteed
             Notes (Callable 3/15/07 @ $104.81)                            (BB- , B1)     03/15/12      9.625         278,750
   1,000   Muzak LLC/Muzak Finance, Global Senior Notes
             (Callable 2/15/06 @ $105.00)                                 (CCC , Caa1)    02/15/09     10.000         900,000
     550   National Beef Packing Company LLC, Global
             Senior Notes (Callable 8/01/07 @ $105.25)                      (B , B2)      08/01/11     10.500         566,500

                 See Accompanying Notes to Financial Statements.

    PAR                                                                      RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                  -------------   --------   --------   -------------
CORPORATE BONDS
SERVICES - OTHER
$    200   Protection One Alarm Monitor, Series B, Global
             Company Guaranteed Notes                                       (C , Ca)      01/15/09      8.125   $     172,000
     500   Quintiles Transnational Corp., Global Senior
             Subordinated Notes (Callable 10/01/08 @
             $105.00)                                                       (B , B3)      10/01/13     10.000         547,500
     700   Rent-A-Center, Inc., Series B, Global Company
             Guaranteed Notes (Callable 5/01/06 @ $103.75)~                (BB- , B1)     05/01/10      7.500         728,875
     850   Rent-Way, Inc., Global Secured Notes~                            (B- , B3)     06/15/10     11.875         952,000
   1,000   Salton, Inc., Global Senior Subordinated Notes
             (Callable 4/15/05 @$106.13)~                                  (CCC- , Ca)    04/15/08     12.250         815,000
     250   Southern Star Centennial Corp., Global Secured
             Notes (Callable 8/01/07 @ $104.25)                             (B+ , B1)     08/01/10      8.500         277,500
     250   Standard Parking Corp., Company Guaranteed
             Notes (Callable 31/15/05 @ $101.54)                          (CCC+ , Caa3)   03/15/08      9.250         223,750
     750   United Rentals North America, Inc., Global Senior
             Subordinated Notes (Callable 11/15/08 @
             $103.88)~                                                      (B+ , B2)     11/15/13      7.750         729,375
                                                                                                                -------------
                                                                                                                   13,394,827
                                                                                                                -------------

TECHNOLOGY (2.5%)
     600   Advanced Micro Devices, Inc., Rule 144A, Senior
             Notes (Callable 11/01/08 @ $103.88)++                          (B- , B3)     11/01/12      7.750         604,500
     130   AMI Semiconductor, Inc., Global Company
             Guaranteed Notes (Callable 2/01/08 @ $105.38)                  (B , B3)      02/01/13     10.750         153,075
     800   Amkor Technology, Inc., Global Senior Notes
             (Callable 5/15/08 @ $103.88)~                                  (B , B3)      05/15/13      7.750         694,000
     200   Amkor Technology, Inc., Rule 144A, Global Senior
             Notes (Callable 5/15/08 @ $103.88)++~                          (B , B3)      02/15/08      9.250         193,000
     585   Avaya, Inc., Secured Notes (Callable 4/01/06 @
             $105.56)                                                       (B+ , B1)     04/01/09     11.125         675,675
     450   Freescale Semiconductor, Inc., Rule 144A, Senior
             Notes (Callable 7/15/09 @ $103.56)++                          (BB+ , Ba2)    07/15/14      7.125         479,250
     175   Lucent Technologies, Inc., Notes~                                (B , B2)      07/15/06      7.250         186,375
   1,000   Lucent Technologies, Inc., Notes~                                (B , B2)      11/15/08      5.500       1,030,000
     250   Sanmina-SCI Corp., Rule 144A, Secured Notes
             (Callable 1/15/07 @ $105.19)++                                (BB- , Ba2)    01/15/10     10.375         294,375
     250   Solectron Corp., Senior Notes (Callable 2/15/06 @
             $104.81)~                                                      (B+ , B1)     02/15/09     09.625         280,625
     750   Thomas & Betts Corp., Notes (Callable 6/01/08 @
             $ 103.63)                                                    (BBB- , Ba1)    06/01/13      7.250         820,093
     400   Viasystems, Inc., Global Senior Subordinated
             Notes (Callable 1/15/08 @ $105.25)                           (CCC+ , Caa2)   01/15/11     10.500         398,000
     950   Xerox Corp., Senior Notes~                                      (B+ , Ba2)     06/15/10      7.125       1,033,125
                                                                                                                -------------
                                                                                                                    6,842,093
                                                                                                                -------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                      RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                  -------------   --------   --------   -------------
CORPORATE BONDS
TEXTILE/APPAREL/SHOE MANUFACTURING (1.7%)
$    200   BGF Industries, Inc., Series B, Senior
             Subordinated Notes (Callable 1/15/05 @ $103.50)               (CCC- , Ca)    01/15/09     10.250   $     191,000
     300   Levi Strauss & Co., Global Senior Notes (Callable
             1/15/05 @ $105.81)~                                           (CCC , Ca)     01/15/08     11.625         307,500
     850   Levi Strauss & Co., Global Senior Notes (Callable
             12/15/07 @ $106.13)~                                          (CCC , Ca)     12/15/12     12.250         881,875
     500   Oxford Industries, Inc., Global Senior Notes
             (Callable 6/01/07 @ $104.44)                                   (B , B2)      06/01/11      8.875         542,500
     400   Phillips-Van Heusen Corp., Global Senior Notes
             (Callable 2/15/08 @ $103.63)                                  (BB- , B2)     02/15/11      7.250         421,000
     750   Phillips-Van Heusen Corp., Global Senior Notes
             (Callable 5/01/08 @ $104.06)~                                 (BB- , B2)     05/01/13      8.125         817,500
     200   Russell Corp., Global Company Guaranteed Notes
             (Callable 5/01/06 @ $104.63)                                  (BB- , B1)     05/01/10      9.250         216,000
     350   Tropical Sportswear International Corp., Series A,
             Company Guaranteed Notes (Callable 6/15/05 @
             $ 101.83)                                                      (CC , Ca)     06/15/08     11.000         229,250
     900   Warnaco, Inc., Global Senior Notes
             (Callable 6/15/08 @ $104.44)                                   (B , B2)      06/15/13      8.875       1,010,250
                                                                                                                -------------
                                                                                                                    4,616,875
                                                                                                                -------------
TOWER (0.6%)
     700   American Tower Corp., Rule 144A, Senior Notes
             (Callable 10/15/08 @ $103.56)++                              (CCC , Caa1)    10/15/12      7.125         715,750
     500   Crown Castle International Corp., Global Senior
             Notes (Callable 12/01/08 @ $103.75)~                          (CCC , B3)     12/01/13      7.500         537,500
     400   SBA Telecommunication, Inc., Global Senior
             Discount Notes (Callable 12/15/07 @ $104.88)+                (CCC- , Caa1)   12/15/11     (0.000)        339,000
                                                                                                                -------------
                                                                                                                    1,592,250
                                                                                                                -------------
TRANSPORTATION/OTHER (0.5%)
     600   Horizon Lines LLC, Rule 144A, Notes (Callable
             11/01/08 @ $104.50)++                                          (B- , B3)     11/01/12      9.000         651,750
     150   Kansas City Southern Railway, Global Company
             Guaranteed Notes                                               (B+ , B2)     10/01/08      9.500         167,625
     500   Overseas Shipholding Group, Inc., Rule 144A,
             Senior Notes (Callable 3/15/08 @ $104.12)++~                  (BB+ , Ba1)    03/15/13      8.250         563,125
                                                                                                                -------------
                                                                                                                    1,382,500
                                                                                                                -------------
UTILITIES (6.6%)
     103   AES Corp., Rule 144A, Secured Notes
             (Callable 12/15/04 @ $100.00)++                               (BB , Ba3)     07/15/05     10.000         104,534
     500   AES Corp., Rule 144A, Senior Secured Notes
             (Callable 5/15/08 @ $104.50)++                                 (B+ , B1)     05/15/15      9.000         585,000
      77   AES Corp., Senior Notes~                                         (B- , B2)     06/01/09      9.500          89,127
     900   AES Corp., Senior Notes~                                         (B- , B2)     03/01/14      7.750         983,250
      31   AES Corp., Senior Unsecured Notes~                               (B- , B2)     02/15/11      8.875          35,844

                 See Accompanying Notes to Financial Statements.

    PAR                                                                      RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                  -------------   --------   --------   -------------
CORPORATE BONDS
UTILITIES
$    900   Allegheny Energy Supply Company LLC, Global
             Notes~                                                         (B- , B3)     03/15/11      7.800   $     996,750
     900   Aquila, Inc., Senior Notes                                       (B- , B2)     11/15/09      7.625         940,500
     119   Caithness Coso Fund Corp., Series B, Senior
             Secured Notes                                                 (BB+ , Ba1)    12/15/09      9.050         133,070
     450   Calpine Corp., Rule 144A, Secured Notes++                        (B , NR)      12/01/11      9.875         339,750
     850   Calpine Corp., Rule 144A, Secured Notes (Callable
             7/15/07 @ $104.25)++~                                          (B , NR)      07/15/10      8.500         629,000
      50   Calpine Corp., Rule 144A, Secured Notes (Callable
             7/15/08 @ $104.38)++                                           (B , B1)      07/15/13      8.750          36,500
     450   Calpine Corp., Senior Notes~                                   (CCC+ , Caa1)   04/15/09      7.750         256,500
     265   Calpine Corp., Senior Notes~                                   (CCC+ , Caa1)   08/15/10      8.625         153,700
     825   Calpine Corp., Senior Notes~                                   (CCC+ , Caa1)   02/15/11      8.500         476,438
   1,000   Calpine Generating Co., Rule 144A, Secured
             Notes (Callable 4/01/08 @ $103.50)++#                          (B , B2)      04/01/10      7.756         960,000
     500   CMS Energy Corp., Global Senior Notes                            (B+ , B3)     08/01/10      7.750         550,000
     300   CMS Energy Corp., Senior Notes                                   (B+ , B3)     11/15/04      7.625         300,000
     500   CMS Energy Corp., Senior Notes                                   (B+ , B3)     07/15/08      8.900         560,000
     540   CMS Energy Corp., Senior Notes                                   (B+ , B3)     01/15/09      7.500         581,850
   1,040   Edison Mission Energy, Senior Notes~                             (B , B1)      06/15/09      7.730       1,112,800
     260   ESI Tractebel Acquisition Corp., Series B, Company
             Guaranteed Notes (Callable 6/30/08 @ $101.84)                 (BB , Ba1)     12/30/11      7.990         279,849
     500   Mirant Americas Generation Corp., Senior Notes|                  (NR , NR)     05/01/06      7.625         490,000
   1,000   Mirant Corp., Rule 144A, Senior Notes|++                         (NR , NR)     07/15/49      7.400         665,000
     252   National Waterworks, Inc., Series B, Global
             Company Guaranteed Notes (Callable
             12/01/07 @ $105.25)                                            (B- , B3)     12/01/12     10.500         284,130
     500   NorthWestern Corp., Rule 144A, Secured Notes
             (Callable 11/01/09 @ $102.94)++                               (BB , Ba1)     11/01/14      5.875         518,125
     750   NRG Energy, Inc., Rule 144A, Secured Notes
             (Callable 12/15/08 @ $104.00)++                                (B+ , B2)     12/15/13      8.000         829,688
     950   PG&E Corp., Global Secured Notes (Callable
             7/15/06 @ $103.44)                                             (NR , NR)     07/15/08      6.875       1,033,125
     900   PSEG Energy Holdings LLC, Global Notes                          (BB- , Ba3)    04/16/07      7.750         967,500
   1,200   Sierra Pacific Resources, Global Senior Notes
             (Callable 3/15/09 @ $104.31)~                                  (B- , B2)     03/15/14      8.625       1,368,000
     400   Teco Energy, Inc., Senior Notes                                 (BB , Ba2)     06/15/10      7.500         442,000
   1,050   TNP Enterprises, Inc., Senior Subordinated Notes
             (Callable 4/01/05 @ $105.13)                                  (BB- , B2)     04/01/10     10.250       1,134,000
                                                                                                                -------------
                                                                                                                   17,836,030
                                                                                                                -------------
WIRELESS (4.4%)
     100   AirGate PCS, Inc., Rule 144A, Secured Notes
             (Callable 1/01/06 @ $104.69)++                               (CCC- , Caa1)   09/01/09      9.375         105,000
     470   AirGate PCS, Inc., Secured Notes (Callable
             1/01/06 @ $104.69)~                                          (CCC- , Caa1)   09/01/09      9.375         493,395
   1,095   Alamosa Holdings, Inc., Company Guaranteed
             Notes (Callable 2/15/05 @ $106.44)+                            (NR , NR)     02/15/10      0.000       1,167,544

                 See Accompanying Notes to Financial Statements.

    PAR                                                                      RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                  -------------   --------   --------   -------------
CORPORATE BONDS
WIRELESS
$  1,150   American Cellular Corp., Global Senior Notes
             (Callable 8/01/07 @ $105.00)~                                 (B- , Caa1)    08/01/11     10.000   $     971,750
     600   Centennial Communications, Global Company
             Guaranteed Notes (Callable 6/15/08 @ $105.06)                (CCC , Caa1)    06/15/13     10.125         654,000
     450   Centennial Communications, Senior Subordinated
             Notes (Callable 12/15/04 @ $103.58)~                         (CCC , Caa3)    12/15/08     10.750         470,250
   1,000   Dobson Communications Corp., Global Senior
             Notes (Callable 10/01/08 @ $104.44)~                          (CCC , Ca)     10/01/13      8.875         677,500
     400   Horizon PCS, Inc., Rule 144A, Senior Notes
             (Callable 7/15/08 @ $105.69)++                                (CCC , B3)     07/15/12     11.375         426,000
     950   IWO Holdings, Inc., Global Company Guaranteed
             Notes (Callable 1/15/06 @ $107.00)|                            (NR , Ca)     01/15/11     14.000         422,750
     200   Nextel Communications, Inc., Senior Notes
             (Callable 11/15/04 @ $104.69)~                                (BB , Ba3)     11/15/09      9.375         210,750
     750   Nextel Communications, Inc., Senior Notes
             (Callable 8/01/08 @ $103.69)~                                 (BB , Ba3)     08/01/15      7.375         836,250
   1,500   Nextel Partners, Inc., Global Senior Notes
             (Callable 7/01/07 @ $104.06)~                                 (B- , Caa1)    07/01/11      8.125       1,650,000
     800   Rural Cellular Corp., Global Senior Subordinated
             Notes (Callable 1/15/06 @ $104.88)~                          (CCC , Caa2)    01/15/10      9.750         692,000
     250   Triton PCS, Inc., Global Company Guaranteed
             Notes (Callable 11/15/06 @ $104.38)~                          (CCC , Ca)     11/15/11      8.750         177,500
     200   Triton PCS, Inc., Global Company Guaranteed
             Notes (Callable 2/01/06 @ $104.69)~                           (CCC , Ca)     02/01/11      9.375         148,000
     800   Triton PCS, Inc., Global Company Guaranteed
             Notes (Callable 6/01/08 @ $104.25)                           (CCC+ , Caa1)   06/01/13      8.500         738,000
     750   Ubiquitel Operating Co., Rule 144A, Senior
             Notes (Callable 3/01/07 @ $107.41)++                         (CCC , Caa1)    03/01/11      9.875         815,625
     250   US Unwired, Inc., Global Secured Notes
             (Callable 6/15/08 @ $105.00)~                                (CCC- , Caa1)   06/15/12     10.000         271,875
     800   Western Wireless Corp., Global Senior Notes
             (Callable 7/15/08 @ $104.63)                                 (CCC , Caa1)    07/15/13      9.250         856,000
                                                                                                                -------------
                                                                                                                   11,784,189
                                                                                                                -------------
TOTAL CORPORATE BONDS (Cost $212,483,289)                                                                         228,136,419
                                                                                                                -------------
FOREIGN BONDS (7.3%)
BROADBAND (0.2%)
     550   Call-Net Enterprises, Inc., Yankee Company
             Guaranteed Notes (Callable 1/01/06 @ $105.31)
             (Canada)                                                      (B , Caa3)     12/31/08     10.625         525,250
                                                                                                                -------------
BROADCAST/OUTDOOR (0.6%)
     750   Canwest Media, Inc., Series B, Global Company
             Guaranteed Notes (Callable 4/15/08 @ $103.81)
             (Canada)                                                       (B- , B1)     04/15/13      7.625         819,375

                 See Accompanying Notes to Financial Statements.

    PAR                                                                      RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                  -------------   --------   --------   -------------
FOREIGN BONDS
BROADCAST/OUTDOOR
$    449   Corus Entertainment, Inc., Global Senior
             Subordinated Notes (Callable 3/01/07 @
             $104.38) (Canada)                                              (B+ , B1)     03/01/12      8.750   $     502,880
     375   Sun Media Corp., Rule 144A, Senior Notes
             (Callable 2/15/08 @ $103.81) (Canada)++~                       (B , Ba3)     02/15/13      7.625         408,750
                                                                                                                -------------
                                                                                                                    1,731,005
                                                                                                                -------------
BUILDING PRODUCTS (0.1%)
     400   North America Energy Partners, Inc., Global Senior
             Notes (Callable 12/01/07 @ $104.38) (Canada)                   (B , B2)      12/01/11      8.750         389,000
                                                                                                                -------------
CABLE (0.4%)
     500   Kabel Deutschland GmbH, Rule 144A, Senior
             Notes (Callable 7/01/09 @ $105.31) (Germany)++                 (B , B2)      07/01/14     10.625         562,500
     150   Rogers Cablesystems, Ltd., Series B, Yankee
             Senior Notes (Canada)                                        (BBB- , Ba2)    03/15/05     10.000         154,500
     300   Videotron Ltee, Global Company Guaranteed
             Notes (Callable 1/15/09 @ $103.44) (Canada)~                  (B+ , Ba3)     01/15/14      6.875         316,500
                                                                                                                -------------
                                                                                                                    1,033,500
                                                                                                                -------------
CHEMICALS (0.7%)
     550   Acetex Corp., Global Senior Notes (Callable
             8/01/05 @ $105.44) (Canada)                                    (B+ , B2)     08/01/09     10.875         607,750
     640   Avecia Group PLC, Global Company Guaranteed
             Notes (Callable 7/01/05 @ $103.67)
             (United Kingdom)~                                            (CCC , Caa3)    07/01/09     11.000         604,800
     500   BCP Caylux Holdings Luxembourg SCA,
             Rule 144A, Senior Subordinated Notes
             (Callable 6/15/09 @ $104.81) (Luxembourg)++                    (B- , B3)     06/15/14      9.625         562,500
                                                                                                                -------------
                                                                                                                    1,775,050
                                                                                                                -------------
CONTAINERS (0.7%)
     600   Crown Cork & Seal Financial PLC, Yankee
             Company Guaranteed Notes (United Kingdom)                      (B , B3)      12/15/06      7.000         628,500
     500   Crown European Holdings SA, Global Secured
             Notes (Callable 3/01/07 @ $104.75) (France)~                   (B+ , B1)     03/01/11      9.500         572,500
     600   Crown European Holdings SA, Global Secured
             Notes (Callable 3/01/08 @ $105.44) (France)                    (B , B2)      03/01/13     10.875         715,500
                                                                                                                -------------
                                                                                                                    1,916,500
                                                                                                                -------------
ELECTRONICS/INFORMATION/DATA TECHNOLOGY (0.2%)
     300   Celestica, Inc., Senior Subordinated Notes
             (Callable 7/01/08 @ $103.94) (Canada)~                         (B , Ba3)     07/01/11      7.875         322,500
     250   Flextronics International, Ltd., Global Senior
             Subordinated Notes (Callable 5/15/08 @
             $103.25) (Singapore)                                          (BB- , Ba2)    05/15/13      6.500         263,750
                                                                                                                -------------
                                                                                                                      586,250
                                                                                                                -------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                      RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                  -------------   --------   --------   -------------
FOREIGN BONDS
GAMING (0.3%)
$    730   Kerzner International, Ltd., Global Company
             Guaranteed Notes (Callable 8/15/06 @ $104.44)
             (Bahamas)                                                      (B , B2)      08/15/11      8.875   $     808,475
                                                                                                                -------------
INDUSTRIAL - OTHER (0.3%)
     350   International Utility Structures, Inc., Yankee
             Senior Subordinated Notes (Callable 2/01/05 @
             $101.79) (Canada)|                                             (NR , NR)     02/01/08     10.750          74,375
     650   Tyco International Group SA, Yankee Company
             Guaranteed Notes (Luxembourg)                                (BBB , Baa3)    11/01/08      6.125         708,410
                                                                                                                -------------
                                                                                                                      782,785
                                                                                                                -------------
LEISURE (0.4%)
     450   Intrawest Corp., Global Senior Notes (Callable
             10/15/08 @ $103.75) (Canada)                                   (B+ , B1)     10/15/13      7.500         483,750
     500   NCL Corp., Rule 144A, Senior Notes (Callable
             7/15/09 @ $105.31) (Bermuda)++                                 (B+ , B2)     07/15/14     10.625         522,500
                                                                                                                -------------
                                                                                                                    1,006,250
                                                                                                                -------------
METALS & MINING (0.6%)
     250   Gerdau Ameristeel Corp., Global Senior Notes
             (Callable 7/15/07 @ $105.38) (Canada)~                        (B+ , Ba3)     07/15/11     10.375         290,000
     750   IPSCO, Inc., Global Senior Notes (Callable
             6/01/08 @ $104.38) (Canada)                                   (BB , Ba2)     06/01/13      8.750         870,000
     400   Ispat Inland ULC, Global Secured Notes
             (Callable 4/01/09 @ $104.88) (Canada)                         (BB- , B3)     04/01/14      9.750         488,000
                                                                                                                -------------
                                                                                                                    1,648,000
                                                                                                                -------------
PAPER & FOREST PRODUCTS (1.3%)
     500   Abitibi-Consolidated, Inc., Global Notes (Canada)               (BB , Ba3)     06/15/11      7.750         532,500
     350   Ainsworth Lumber Company, Ltd., Rule 144A,
             Senior Notes (Callable 10/01/08 @ $103.63)
             (Canada)++                                                     (B+ , B2)     10/01/12      7.250         356,125
     350   Ainsworth Lumber Company, Ltd., Yankee Senior
             Notes (Callable 3/15/09 @ $103.38) (Canada)                    (B+ , B1)     03/15/14      6.750         338,625
       1   Ainsworth Lumber Company, Ltd., Yankee Senior
             Notes (Canada)                                                 (B+ , NR)     07/15/07     12.500             581
     250   JSG Funding PLC, Rule 144A, Global Senior Notes
             (Callable 10/01/07 @ $104.81) (Ireland)++                      (B , B3)      10/01/12      9.625         286,250
     750   Norske Skog Canada, Ltd., Series D, Global
             Company Guaranteed Notes (Callable 6/15/06 @
             $104.31) (Canada)                                             (BB , Ba2)     06/15/11      8.625         813,750
     250   Stone Container Finance, Rule 144A, Company
             Guaranteed Notes (Callable 7/15/09 @
             $103.69) (Canada)++                                            (B , B2)      07/15/14      7.375         268,125

                 See Accompanying Notes to Financial Statements.

    PAR                                                                      RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                  -------------   --------   --------   -------------
FOREIGN BONDS
PAPER & FOREST PRODUCTS
$    900   Tembec Industries, Inc., Yankee Company
             Guaranteed Notes (Callable 6/30/05 @
             $102.875) (Canada)~                                           (BB- , Ba3)    06/30/09      8.625   $     920,250
                                                                                                                -------------
                                                                                                                    3,516,206
                                                                                                                -------------
RETAIL-FOOD & DRUG (0.4%)
     950   Jean Coutu Group (PJC), Inc., Rule 144A, Senior
             Subordinated Notes (Callable 8/01/09 @
             $104.25) (Canada)++~                                           (B , B3)      08/01/14      8.500         973,750
                                                                                                                -------------
SECONDARY OIL & GAS PRODUCERS (0.3%)
     250   Compton Petroleum Corp., Global Senior Notes
             (Callable 5/15/06 @ $104.95) (Canada)                          (B , B2)      05/15/09      9.900         278,125
     500   Paramount Resources, Ltd., Yankee Senior Notes
             (Callable 7/15/09 @ $104.44) (Canada)                          (B , B3)      07/15/14      8.875         580,000
                                                                                                                -------------
                                                                                                                      858,125
                                                                                                                -------------
TECHNOLOGY (0.3%)
     650   Danka Business Systems PLC, Global Senior Notes
             (Callable 6/15/07 @ $105.50) (United Kingdom)                  (B+ , B2)     06/15/10     11.000         685,750
                                                                                                                -------------
TRANSPORTATION/OTHER (0.5%)
   1,000   Ship Finance International, Ltd., Global Senior
             Notes (Callable 12/15/08 @ $104.25) (Bermuda)                  (B , B1)      12/15/13      8.500       1,020,000
     250   Teekay Shipping Corp., Global Senior Notes
             (Marshall Islands)                                            (BB- , Ba2)    07/15/11      8.875         289,062
                                                                                                                -------------
                                                                                                                    1,309,062
                                                                                                                -------------
WIRELESS (0.0%)
     125   Rogers Wireless Communications, Inc.,
             Global Secured Notes (Canada)                                 (BB+ , Ba3)    05/01/11      9.625         142,500
                                                                                                                -------------
TOTAL FOREIGN BONDS (Cost $18,411,478)                                                                             19,687,458
                                                                                                                -------------

 NUMBER OF
  SHARES
 ---------
COMMON STOCKS (0.3%)
FOOD PROCESSORS/BEVERAGE/BOTTLING (0.2%)
     352   Crunch Equity Holding LLC, Class A*                                                                        475,157
                                                                                                                -------------
TEXTILE/APPAREL/SHOE MANUFACTURING (0.0%)
     187   AGY Holdings Corp.*                                                                                          5,423
                                                                                                                -------------
WIRELESS (0.1%)
  13,216   AirGate PCS, Inc.*~                                                                                        298,351
  22,527   Dobson Communications Corp., Class A*                                                                       29,961
                                                                                                                -------------
                                                                                                                      328,312
                                                                                                                -------------
TOTAL COMMON STOCKS (Cost $547,223)                                                                                   808,892
                                                                                                                -------------

                 See Accompanying Notes to Financial Statements.

  NUMBER OF
   SHARES                                                                                                           VALUE
   ------                                                                                                           -----
PREFERRED STOCKS (0.3%)
BROADCAST/OUTDOOR (0.3%)
    12,100   Paxson Communications Corp.~                                                                       $     922,625
                                                                                                                -------------
WIRELESS (0.0%)
    24,000   Dobson Communications Corp.                                                                               10,380
       350   Dobson Communications Corp., Rule 144A
               (Callable 8/19/05 @ $106.00)++                                                                          18,286
                                                                                                                -------------
                                                                                                                       28,666
                                                                                                                -------------
TOTAL PREFERRED STOCKS (Cost $1,083,432)                                                                              951,291
                                                                                                                -------------

WARRANTS (0.1%)
BROADBAND (0.0%)
       100   GT Group Telecom, Inc., Rule 144A, strike $0.00, expires 02/01/10*++                                           0
                                                                                                                -------------
CHEMICALS (0.1%)
       500   Huntsman Company LLC, Rule 144A, strike $0.01, expires May 2011*++                                       150,250
                                                                                                                -------------
TEXTILE/APPAREL/SHOE MANUFACTURING (0.0%)
       155   AGY Holdings Corp.*                                                                                            2
                                                                                                                -------------
TOTAL WARRANTS (Cost $71,307)                                                                                         150,252
                                                                                                                -------------
SHORT-TERM INVESTMENTS (26.1%)
65,498,913   State Street Navigator Prime Fund~~                                                                   65,498,913

    PAR
   (000)                                                                                  MATURITY     RATE%
   -----                                                                                  --------   --------
  $  4,763   State Street Bank and Trust Co. Euro Time Deposit                            11/01/04      1.000       4,763,000
                                                                                                                -------------
TOTAL SHORT-TERM INVESTMENTS (Cost $70,261,913)                                                                    70,261,913
                                                                                                                -------------

TOTAL INVESTMENTS AT VALUE (119.0%) (Cost $302,858,642)                                                           319,996,225

LIABILITIES IN EXCESS OF OTHER ASSETS (-19.0%)                                                                    (51,172,769)
                                                                                                                -------------
NET ASSETS (100.0%)                                                                                             $ 268,823,456
                                                                                                                =============

+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, these securities amounted to a value of $53,355,377 or 19.85% of net assets.

# Variable rate obligations -- The interest rate shown is the rate as of October 31, 2004.

+ Step Bond -- The interest rate as of October 31, 2004 is 0% and will reset to the interest rate shown at a future date.

|   Security in default.

*   Non-income producing security.

~   Security or portion thereof is out on loan.

~~ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2004

ASSETS
    Investments at value, including collateral for securites on loan of
      $65,498,913 (Cost $302,858,642) (Note 1)                                                         $  319,996,225(1)
    Cash                                                                                                          164
    Receivable for fund shares sold                                                                        10,991,233
    Interest receivable                                                                                     5,756,764
    Receivable for investments sold                                                                         1,525,048
    Prepaid expenses and other assets                                                                          37,900
                                                                                                       --------------
      Total Assets                                                                                        338,307,334
                                                                                                       --------------
LIABILITIES
    Advisory fee payable (Note 2)                                                                             128,099
    Administrative services fee payable (Note 2)                                                               77,663
    Distribution fee payable (Note 2)                                                                         140,096
    Payable upon return of securities loaned (Note 1)                                                      65,498,913
    Payable for investments purchased                                                                       2,178,875
    Dividend payable                                                                                          973,412
    Payable for fund shares redeemed                                                                          414,595
    Trustees' fee payable                                                                                       2,095
    Other accrued expenses payable                                                                             70,130
                                                                                                       --------------
      Total Liabilities                                                                                    69,483,878
                                                                                                       --------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                                                   31,479
    Paid-in capital (Note 5)                                                                              247,524,932
    Undistributed net investment income                                                                       106,780
    Accumulated net realized gain on investments                                                            4,022,682
    Net unrealized appreciation from investments                                                           17,137,583
                                                                                                       --------------
      Net Assets                                                                                       $  268,823,456
                                                                                                       ==============
COMMON SHARES
    Net assets                                                                                         $    1,080,549
    Shares outstanding                                                                                        126,690
                                                                                                       --------------
    Net asset value, offering price, and redemption price per share                                    $         8.53
                                                                                                       ==============
A SHARES
    Net assets                                                                                         $  131,698,668
    Shares outstanding                                                                                     15,407,232
                                                                                                       --------------
    Net asset value and redemption price per share                                                     $         8.55
                                                                                                       ==============
    Maximum offering price per share (net asset value/(1-4.75%))                                       $         8.98
                                                                                                       ==============
B SHARES
    Net assets                                                                                         $   43,076,888
    Shares outstanding                                                                                      5,053,208
                                                                                                       --------------
    Net asset value and offering price per share                                                       $         8.52
                                                                                                       ==============
C SHARES
    Net assets                                                                                         $   92,967,351
    Shares outstanding                                                                                     10,892,268
                                                                                                       --------------
    Net asset value and offering price per share                                                       $         8.54
                                                                                                       ==============

(1)  Including $64,169,854 of securities on loan.

                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2004

INVESTMENT INCOME (Note 1)
    Interest                                                                                           $   24,206,219
    Dividends                                                                                                 146,984
    Securities lending                                                                                        118,619
    Foreign taxes withheld                                                                                     (1,917)
                                                                                                       --------------
      Total investment income                                                                              24,469,905
                                                                                                       --------------
EXPENSES
    Investment advisory fees (Note 2)                                                                       1,513,160
    Administrative services fees (Note 2)                                                                     495,103
    Distribution fees (Note 2)
      Class A                                                                                                 308,977
      Class B                                                                                                 436,516
      Class C                                                                                                 943,642
    Transfer agent fees (Note 2)                                                                               82,804
    Legal fees                                                                                                 65,651
    Custodian fees                                                                                             43,600
    Registration fees                                                                                          42,804
    Printing fees (Note 2)                                                                                     36,848
    Insurance expense                                                                                          30,001
    Audit fees                                                                                                 14,250
    Commitment fees (Note 3)                                                                                    6,936
    Interest expense (Note 3)                                                                                   6,723
    Trustees' fees                                                                                              6,576
    Miscellaneous expense                                                                                       9,352
                                                                                                       --------------
      Total expenses                                                                                        4,042,943
    Less: fees waived (Note 2)                                                                               (121,617)
                                                                                                       --------------
      Net expenses                                                                                          3,921,326
                                                                                                       --------------
       Net investment income                                                                               20,548,579
                                                                                                       --------------
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
    Net realized gain from investments                                                                      6,470,970
    Net change in unrealized appreciation (depreciation) from investments                                   1,743,767
                                                                                                       --------------
    Net realized and unrealized gain from investments                                                       8,214,737
                                                                                                       --------------
    Net increase in net assets resulting from operations                                               $   28,763,316
                                                                                                       ==============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    FOR THE YEAR       FOR THE YEAR
                                                                                       ENDED              ENDED
                                                                                  OCTOBER 31, 2004   OCTOBER 31, 2003
                                                                                  ----------------   ----------------
FROM OPERATIONS
       Net investment income                                                      $     20,548,579   $     13,233,277
       Net realized gain from investments                                                6,470,970          1,239,437
       Net change in unrealized appreciation (depreciation) from investments             1,743,767         16,738,801
                                                                                  ----------------   ----------------
        Net increase in net assets resulting from operations                            28,763,316         31,211,515
                                                                                  ----------------   ----------------
FROM DIVIDENDS
       Dividends from net investment income
        Common Class shares                                                                (88,218)          (115,907)
        Class A shares                                                                 (10,339,291)        (6,660,406)
        Class B shares                                                                  (3,323,411)        (2,089,668)
        Class C shares                                                                  (7,185,274)        (4,369,160)
                                                                                  ----------------   ----------------
        Net decrease in net assets resulting from dividends                            (20,936,194)       (13,235,141)
                                                                                  ----------------   ----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
       Proceeds from sale of shares                                                     92,885,633        276,882,232
       Reinvestment of dividends                                                         7,720,668          4,643,481
       Net asset value of shares redeemed                                             (111,553,386)       (47,677,867)
                                                                                  ----------------   ----------------
        Net increase (decrease) in net assets resulting from
          capital share transactions                                                   (10,947,085)       233,847,846
                                                                                  ----------------   ----------------
       Net increase (decrease) in net assets                                            (3,119,963)       251,824,220

NET ASSETS
       Beginning of year                                                               271,943,419         20,119,199
                                                                                  ----------------   ----------------
       End of year                                                                $    268,823,456   $    271,943,419
                                                                                  ================   ================
       Accumulated Net Investment Income/(Loss)                                   $        106,780   $        (16,587)
                                                                                  ================   ================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                               FOR THE YEAR ENDED OCTOBER 31,
                                                    ----------------------------------------------------------------------------
                                                        2004            2003            2002            2001           2000(1)
                                                    ------------    ------------    ------------    ------------    ------------
PER SHARE DATA
  Net asset value, beginning of period              $       8.27    $       7.19    $       7.96    $       8.73    $       9.21
                                                    ------------    ------------    ------------    ------------    ------------
INVESTMENT OPERATIONS
  Net investment income                                     0.71            0.70            0.72(2)         0.80            0.21
  Net gain (loss) on investments
    (both realized and unrealized)                          0.27            1.08           (0.74)          (0.71)          (0.48)
                                                    ------------    ------------    ------------    ------------    ------------
      Total from investment operations                      0.98            1.78           (0.02)           0.09           (0.27)
                                                    ------------    ------------    ------------    ------------    ------------
LESS DIVIDENDS
  Dividends from net investment income                     (0.72)          (0.70)          (0.75)          (0.86)          (0.21)
                                                    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF PERIOD                      $       8.53    $       8.27    $       7.19    $       7.96    $       8.73
                                                    ============    ============    ============    ============    ============
      Total return(3)                                      12.37%          25.49%          (0.60)%          0.88%          (2.98)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $      1,081    $      1,029    $      1,324    $        599    $        141
    Ratio of expenses to average net assets(4)              0.85%           1.10%           1.10%           1.10%           1.10%(5)
    Ratio of net investment income to average
      net assets                                            8.46%           8.97%           9.16%           9.98%           9.14%(5)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                  0.05%           0.14%           2.04%           1.41%           1.58%(5)
  Portfolio turnover rate                                     16%             20%             86%             41%             44%

(1)  For the period August 1, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. For the the years ended October 31, 2004, 2003, 2002 and 2001, and the period ended October 31, 2000, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class A Share of the Fund Outstanding Throughout Each Year)

                                                                               FOR THE YEAR ENDED OCTOBER 31,
                                                    ----------------------------------------------------------------------------
                                                        2004            2003            2002            2001            2000
                                                    ------------    ------------    ------------    ------------    ------------
PER SHARE DATA
  Net asset value, beginning of year                $       8.29    $       7.21    $       7.98    $       8.73    $       9.66
                                                    ------------    ------------    ------------    ------------    ------------
INVESTMENT OPERATIONS
  Net investment income                                     0.69            0.73            0.72(1)         0.86            0.88
  Net gain (loss) on investments
    (both realized and unrealized)                          0.27            1.05           (0.74)          (0.75)          (0.86)
                                                    ------------    ------------    ------------    ------------    ------------
      Total from investment operations                      0.96            1.78           (0.02)           0.11            0.02
                                                    ------------    ------------    ------------    ------------    ------------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                     (0.70)          (0.70)          (0.75)          (0.86)          (0.88)
  Distributions from net realized gains                       --              --              --              --           (0.07)
                                                    ------------    ------------    ------------    ------------    ------------
      Total dividends and distributions                    (0.70)          (0.70)          (0.75)          (0.86)          (0.95)
                                                    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF YEAR                        $       8.55    $       8.29    $       7.21    $       7.98    $       8.73
                                                    ============    ============    ============    ============    ============
      Total return(2)                                      12.09%          25.44%          (0.56)%          1.13%          (0.06)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)            $    131,699    $    134,123    $      9,390    $      8,952    $     10,709
    Ratio of expenses to average net assets(3)              1.10%           1.10%           1.10%           1.10%           1.10%
    Ratio of net investment income to average
      net assets                                            8.21%           8.58%           9.16%          10.01%           9.35%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                  0.05%           0.14%           1.97%           1.30%           1.58%
  Portfolio turnover rate                                     16%             20%             86%             41%             44%

(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. For the years ended October 31, 2004, 2003, 2002, 2001 and 2000, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

(For a Class B Share of the Fund Outstanding Throughout Each Year)

                                                                               FOR THE YEAR ENDED OCTOBER 31,
                                                    ----------------------------------------------------------------------------
                                                        2004            2003            2002            2001            2000
                                                    ------------    ------------    ------------    ------------    ------------
PER SHARE DATA
  Net asset value, beginning of year                $       8.27    $       7.19    $       7.96    $       8.73    $       9.66
                                                    ------------    ------------    ------------    ------------    ------------
INVESTMENT OPERATIONS
  Net investment income                                     0.63            0.65            0.65(1)         0.80            0.81
  Net gain (loss) on investments
    (both realized and unrealized)                          0.26            1.07           (0.73)          (0.77)          (0.86)
                                                    ------------    ------------    ------------    ------------    ------------
      Total from investment operations                      0.89            1.72           (0.08)           0.03           (0.05)
                                                    ------------    ------------    ------------    ------------    ------------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                     (0.64)          (0.64)          (0.69)          (0.80)          (0.81)
  Distributions from net realized gains                       --              --              --              --           (0.07)
                                                    ------------    ------------    ------------    ------------    ------------
      Total dividends and distributions                    (0.64)          (0.64)          (0.69)          (0.80)          (0.88)
                                                    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF YEAR                        $       8.52    $       8.27    $       7.19    $       7.96    $       8.73
                                                    ============    ============    ============    ============    ============
      Total return(2)                                      11.13%          24.55%          (1.36)%          0.14%          (0.81)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)            $     43,077    $     42,536    $      2,860    $      1,667    $      1,313
    Ratio of expenses to average net assets(3)              1.85%           1.85%           1.85%           1.85%           1.85%
    Ratio of net investment income to average
      net assets                                            7.46%           7.87%           8.35%           9.22%           8.60%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                  0.05%           0.14%           1.97%           1.35%           1.58%
  Portfolio turnover rate                                     16%             20%             86%             41%             44%

(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. For the years ended October 31, 2004, 2003, 2002, 2001 and 2000, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                               FOR THE YEAR ENDED OCTOBER 31,
                                                    ----------------------------------------------------------------------------
                                                        2004            2003            2002            2001           2000(1)
                                                    ------------    ------------    ------------    ------------    ------------
PER SHARE DATA
  Net asset value, beginning of period              $       8.28    $       7.20    $       7.96    $       8.73    $       9.57
                                                    ------------    ------------    ------------    ------------    ------------
INVESTMENT OPERATIONS
  Net investment Income                                     0.63            0.64            0.61(2)         0.80            0.53(3)
  Net gain (loss) on investments
    (both realized and unrealized)                          0.27            1.08           (0.68)          (0.77)          (0.84)
                                                    ------------    ------------    ------------    ------------    ------------
      Total from investment operations                      0.90            1.72           (0.07)           0.03           (0.31)
                                                    ------------    ------------    ------------    ------------    ------------
LESS DIVIDENDS
  Dividends from net investment income                     (0.64)          (0.64)          (0.69)          (0.80)          (0.53)
                                                    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF PERIOD                      $       8.54    $       8.28    $       7.20    $       7.96    $       8.73
                                                    ============    ============    ============    ============    ============
      Total return(3)                                      11.26%          24.54%          (1.22)%          0.14%           3.31%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $     92,967    $     94,255    $      6,545    $        623    $         78
    Ratio of expenses to average net assets(4)              1.85%           1.85%           1.85%           1.85%           1.85%(5)
    Ratio of net investment income to average
      net assets                                            7.46%           7.86%           8.03%           9.18%           7.57%(5)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                  0.05%           0.14%           2.61%           1.75%           1.58%(5)
  Portfolio turnover rate                                     16%             20%             86%             41%             44%

(1)  For the period February 28, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. For the the years ended October 31, 2004, 2003, 2002 and 2001, and for the period ended October 31, 2000, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2004

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Credit Suisse High Income Fund (the "Fund"), a portfolio of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

     The Fund is authorized to offer four Classes of shares: Common Class, Class A shares, Class B shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. The Fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit-sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("CSAM"), (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs and (5) employees of CSAM or its affiliates and current and former Directors or Trustees of funds advised by CSAM or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the Fund and open new accounts under the same Social Security number. Although no further shares can be purchased, shareholders can redeem their Common Class shares through any available method. Class A shares are sold subject to a front-end sales charge up to 4.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

     A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

     B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

     D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

     E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

     G) TBA PURCHASE COMMITMENTS -- The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described above under "Security Valuation".

     H) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans at October 31, 2004 is as follows:

               MARKET VALUE OF                           VALUE OF
              SECURITIES LOANED                     COLLATERAL RECEIVED
              -----------------                     -------------------
                $  64,169,854                           $  65,498,913

     Prior to March 17, 2004, Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, had been engaged by the Fund to act as the Fund's securities lending agent.

     Effective March 17, 2004, SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from the securities lending activities, with the Fund receiving 70% and SSB receiving 30% of the earnings from the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

     I) OTHER -- Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

     In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million. For the year ended October 31, 2004, investment advisory fees earned and voluntarily waived were $1,513,160 and $121,617, respectively. CSAM will not recapture from the Fund any fees it waived during the fiscal year ended October 31, 2004.

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

     For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the year ended October 31, 2004, co-administrative services fees earned by CSAMSI were $262,632.

     For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

              AVERAGE DAILY NET ASSETS                         ANNUAL RATE
              ------------------------                         -----------
              First $5 billion                      0.050% of average daily net assets
              Next $5 billion                       0.035% of average daily net assets
              Over $10 billion                      0.020% of average daily net assets

     For the year ended October 31, 2004, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $232,471.

     In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. CSAMSI is currently paid at the annual rate of 0.25% of the average daily net assets of the Class A shares. For Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of the average daily net assets.

     Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the year ended October 31, 2004, the Fund reimbursed CSAM $590, which is included in the Fund's transfer agent expense.

     For the year ended October 31, 2004, CSAMSI and its affiliates advised the Fund that they retained $148,277 from commissions earned on the sale of the Fund's Class A shares.

     For the period November 1, 2003 to March 16, 2004, CSFB received $14,619 in fees for its securities lending activities.

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2004, Merrill was paid $21,423 for its services to the Fund.

NOTE 3. LINE OF CREDIT

     The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2004 the Fund had no loans outstanding under the Credit Facility. During the year ended October 31, 2004, the Fund had borrowings under the Credit Facility as follows:

           AVERAGE DAILY        WEIGHTED AVERAGE            MAXIMUM DAILY
           LOAN BALANCE          INTEREST RATE %          LOAN OUTSTANDING
           ------------         ----------------          ----------------
            $  8,027,450             1.507%                 $  14,568,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

     For the year ended October 31, 2004, purchases and sales of investment securities (excluding short-term investments) were $71,588,827 and $40,604,713, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

     The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Class A shares, Class B shares and Class C shares. Transactions in capital shares for each class were as follows:

                                                           COMMON CLASS
                                          -------------------------------------------------
                                             FOR THE YEAR ENDED       FOR THE YEAR ENDED
                                              OCTOBER 31, 2004         OCTOBER 31, 2003
                                          -------------------------------------------------
                                            SHARES        VALUE       SHARES       VALUE
                                          ----------   ----------   ----------   ----------
Shares sold                                       --   $       --       10,799   $   80,633
Shares issued in reinvestment
  of dividends                                 9,690       81,122       13,496      105,586
Shares redeemed                               (7,400)     (62,119)     (84,045)    (679,246)
                                          ----------   ----------   ----------   ----------
Net increase (decrease)                        2,290   $   19,003      (59,750)  $ (493,027)
                                          ==========   ==========   ==========   ==========

                                                                           CLASS A
                                          ---------------------------------------------------------------------
                                                  FOR THE YEAR ENDED                  FOR THE YEAR ENDED
                                                   OCTOBER 31, 2004                    OCTOBER 31, 2003
                                          ---------------------------------------------------------------------
                                              SHARES             VALUE             SHARES            VALUE
                                          ---------------   ---------------   ---------------   ---------------
Shares sold                                     6,903,205   $    58,155,863        18,707,365   $   146,956,559
Shares issued in reinvestment
  of dividends                                    657,012         5,514,747           409,410         3,292,884
Shares redeemed                                (8,326,673)      (69,954,781)       (4,245,791)      (34,085,441)
                                          ---------------   ---------------   ---------------   ---------------
Net increase (decrease)                          (766,456)  $    (6,284,171)       14,870,984   $   116,164,002
                                          ===============   ===============   ===============   ===============

                                                                           CLASS B
                                          ---------------------------------------------------------------------
                                                  FOR THE YEAR ENDED                  FOR THE YEAR ENDED
                                                   OCTOBER 31, 2004                    OCTOBER 31, 2003
                                          ---------------------------------------------------------------------
                                              SHARES             VALUE             SHARES            VALUE
                                          ---------------   ---------------   ---------------   ---------------
Shares sold                                       756,214   $     6,353,456         4,955,118   $    38,361,835
Shares issued in reinvestment
  of dividends                                     73,558           615,051            43,452           345,958
Shares redeemed                                  (919,871)       (7,691,662)         (253,099)       (2,033,837)
                                          ---------------   ---------------   ---------------   ---------------
Net increase (decrease)                           (90,099)  $      (723,155)        4,745,471   $    36,673,956
                                          ===============   ===============   ===============   ===============

                                                                           CLASS C
                                          ---------------------------------------------------------------------
                                                   FOR THE YEAR ENDED                   FOR THE YEAR ENDED
                                                    OCTOBER 31, 2004                     OCTOBER 31, 2003
                                          ---------------------------------------------------------------------
                                              SHARES             VALUE             SHARES            VALUE
                                          ---------------   ---------------   ---------------   ---------------
Shares sold                                     3,371,485   $    28,376,314        11,719,331   $    91,483,205
Shares issued in reinvestment
  of dividends                                    180,244         1,509,748           112,835           899,053
Shares redeemed                                (4,042,421)      (33,844,824)       (1,358,568)      (10,879,343)
                                          ---------------   ---------------   ---------------   ---------------
Net increase (decrease)                          (490,692)  $    (3,958,762)       10,473,598   $    81,502,915
                                          ===============   ===============   ===============   ===============

     On October 31, 2004, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:

                                             NUMBER OF      APPROXIMATE PERCENTAGE
                                           SHAREHOLDERS      OF OUTSTANDING SHARES
                                          ---------------   ----------------------
        Common Class                            4                   65%
        Class A                                 3                   52%
        Class B                                 1                   59%
        Class C                                 1                   56%

     Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

     Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales, paydown gains and losses and interest accrual on defaulted bonds.

     The tax characteristics of dividends and distributions paid during the years ended October 31, 2004 and 2003 by the Fund were as follows:

                       ORDINARY INCOME           LONG-TERM CAPITAL GAIN
                ----------------------------  ----------------------------
                    2004           2003           2004           2003
                -------------  -------------  -------------  -------------
                $  20,936,194  $  13,235,141  $          --  $          --

     At October 31, 2004, the components of distributable earnings on a tax basis for the Fund were as follows:

     Undistributed net investment income                 $   1,152,022
     Accumulated net realized gain                           3,854,413
     Unrealized appreciation                                16,260,610
                                                         -------------
                                                         $  21,267,045
                                                         =============

     At October 31, 2004, the Fund had no capital loss carryforwards available to offset possible future capital gains.

     During the tax year ended October 31, 2004, the Fund utilized capital loss carryforwards in the amount of $1,857,354.

     At October 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $303,735,617, $20,224,837, ($3,964,229) and $16,260,608, respectively.

     At October 31, 2004, the Fund reclassified $510,982 from accumulated net realized gain from investments to undistributed net investment loss, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of paydown gains and losses and the interest accrual from defaulted bonds. Net assets were not affected by these reclassifications.

NOTE 7. CONTINGENCIES

     In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE HIGH INCOME FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Credit Suisse High Income Fund:

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse High Income Fund (the "Fund") at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 15, 2004

CREDIT SUISSE HIGH INCOME FUND
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)

                                                 TERM                                        NUMBER OF
                                                 OF OFFICE(1)                                PORTFOLIOS IN
                                                 AND                                         FUND
                             POSITION(S)         LENGTH           PRINCIPAL                  COMPLEX               OTHER
NAME, ADDRESS AND            HELD WITH           OF TIME          OCCUPATION(S) DURING       OVERSEEN BY           DIRECTORSHIPS
DATE OF BIRTH                FUND                SERVED           PAST FIVE YEARS            TRUSTEE               HELD BY TRUSTEE
-----------------------      ----------          ------------     --------------------       -------------         ----------------
INDEPENDENT TRUSTEES

Richard H. Francis           Trustee,            Since            Currently retired          42                    None
c/o Credit Suisse Asset      Nominating          2001
Management, LLC              and Audit
466 Lexington Avenue         Committee
New York, New York           Member
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten            Trustee,            Since            Dean of Yale               41                    Director of
Box 208200                   Nominating          2001             School of                                        Aetna, Inc.
New Haven, Connecticut       and Audit                            Management and                                   (insurance
06520-8200                   Committee                            William S. Beinecke                              company);
                             Member                               Professor in the                                 Director of
Date of Birth: 10/29/46                                           Practice of                                      Calpine
                                                                  International Trade                              Corporation
                                                                  and Finance from                                 (energy
                                                                  November 1995 to                                 provider);
                                                                  present.                                         Director of
                                                                                                                   CarMax
                                                                                                                   Group (used
                                                                                                                   car dealers).

Peter F. Krogh               Trustee,            Since            Dean Emeritus and          41                    Director of
301 ICC                      Nominating          2001             Distinguished                                    Carlisle
Georgetown University        Committee                            Professor of                                     Companies
Washington, DC 20057         Chairman and                         International Affairs at                         Incorporated
                             Audit                                the Edmund A. Walsh                              (diversified
Date of Birth: 02/11/37      Committee                            School of Foreign                                manufacturing
                             Member                               Service, Georgetown                              company).
                                                                  University from June
                                                                  1995 to present.

---------------
(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

                                                 TERM                                        NUMBER OF
                                                 OF OFFICE(1)                                PORTFOLIOS IN
                                                 AND                                         FUND
                             POSITION(S)         LENGTH           PRINCIPAL                  COMPLEX               OTHER
NAME, ADDRESS AND            HELD WITH           OF TIME          OCCUPATION(S) DURING       OVERSEEN BY           DIRECTORSHIPS
DATE OF BIRTH                FUND                SERVED           PAST FIVE YEARS            TRUSTEE               HELD BY TRUSTEE
-----------------------      ----------          ------------     --------------------       -------------         ----------------
INDEPENDENT TRUSTEES

James S. Pasman, Jr.         Trustee,            Since            Currently retired          43                    Director of
c/o Credit Suisse Asset      Nominating          1999                                                              Education
Management, LLC              and Audit                                                                             Management
466 Lexington Avenue         Committee                                                                             Corp.
New York, New York           Member
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport          Trustee,            Since            Partner of Lehigh          43                    Director of
Lehigh Court, LLC            Nominating          1999             Court, LLC and RZ                                Presstek, Inc.
40 East 52nd Street          Committee                            Capital (private                                 (digital imaging
New York, New York           Member and                           investment firms) from                           technologies
10022                        Audit                                July 2002 to present;                            company);
                             Committee                            Transition Adviser to                            Director of
Date of Birth: 07/10/48      Chairman                             SunGard Securities                               Wood
                                                                  Finance, Inc. from                               Resources, LLC.
                                                                  February 2002 to                                 (plywood
                                                                  July 2002; President of                          manufacturing
                                                                  SunGard Securities                               company).
                                                                  Finance, Inc. from 2001
                                                                  to February 2002;
                                                                  President of Loanet, Inc.
                                                                  (on-line accounting
                                                                  service) from 1997 to
                                                                  2001.

INTERESTED TRUSTEES

Michael E. Kenneally(2)      Chairman            Since            Chairman and Global        45                    None
Credit Suisse Asset          and Chief           2004             Chief Executive Officer
Management, LLC              Executive                            of CSAM since 2003;
466 Lexington Avenue         Officer                              Chairman and Chief
New York, New York                                                Investment Officer of
10017-3140                                                        Banc of America Capital
                                                                  Management from 1998
Date of Birth: 03/30/54                                           to March 2003.

----------
(2) Mr. Kenneally is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.

                                                 TERM                                        NUMBER OF
                                                 OF OFFICE(1)                                PORTFOLIOS IN
                                                 AND                                         FUND
                             POSITION(S)         LENGTH           PRINCIPAL                  COMPLEX               OTHER
NAME, ADDRESS AND            HELD WITH           OF TIME          OCCUPATION(S) DURING       OVERSEEN BY           DIRECTORSHIPS
DATE OF BIRTH                FUND                SERVED           PAST FIVE YEARS            TRUSTEE               HELD BY TRUSTEE
-----------------------      ----------          ------------     --------------------       -------------         ----------------
INTERESTED TRUSTEES

William W. Priest(3)         Trustee             Since            Chief Executive Officer    48                    Director of
Epoch Investment Partners                        1999             of J Net Enterprises, Inc.                       Globe Wireless,
667 Madison Avenue                                                (technology holdings                             LLC (maritime
New York, NY 10021                                                company) since                                   communication-
                                                                  June 2004; Chief                                 company);
Date of Birth: 09/24/41                                           Executive Officer of                             Director of
                                                                  Epoch Investment                                 InfraRed X
                                                                  Partners, Inc. since                             (medical device
                                                                  April 2004; Co-Managing                          company);
                                                                  Partner, Steinberg                               Director of J Net
                                                                  Priest & Sloane Capital                          Enterprises, Inc.
                                                                  Management, LLC
                                                                  from 2001 to
                                                                  March 2004; Chairman
                                                                  and Managing Director
                                                                  of CSAM from 2000 to
                                                                  February 2001; Chief
                                                                  Executive Officer and
                                                                  Managing Director of
                                                                  CSAM from 1990 to
                                                                  2000.

----------
(3) Mr. Priest is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ended 12/31/02).

                                                 TERM
                                                 OF OFFICE(1)
                                                 AND
                             POSITION(S)         LENGTH
NAME, ADDRESS AND            HELD WITH           OF TIME
DATE OF BIRTH                FUND                SERVED           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------      ----------          ------------     ----------------------------------------------
OFFICERS

Michael A. Pignataro         Chief               Since            Director and Director of Fund Administration of CSAM;
Credit Suisse Asset          Financial           2001             Associated with CSAM since 1984; Officer of other Credit
Management, LLC              Officer and                          Suisse Funds
466 Lexington Avenue         Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Emidio Morizio               Chief               Since            Vice President and Global Head of Compliance of CSAM;
Credit Suisse Asset          Compliance          2004             Associated with CSAM since July 2000; Vice President and
Management, LLC              Officer                              Director of Compliance of Forstmann-Leff Associates from
466 Lexington Avenue                                              1998 to June 2000; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                   Chief Legal         Since            Director and Deputy General Counsel of CSAM since
Credit Suisse Asset          Officer             2004             September 2004; Senior Associate of Shearman & Sterling
Management, LLC                                                   LLP from September 2000 to September 2004; Senior
466 Lexington Avenue                                              Counsel of the SEC Division of Investment Management
New York, New York                                                from June 1997 to September 2000; Officer of other Credit
10017-3140                                                        Suisse Funds

Date of Birth: 08/14/70

J. Kevin Gao                 Vice                Since            Vice President and legal counsel of CSAM; Associated with
Credit Suisse Asset          President           2004             CSAM since July 2003; Associated with the law firm of
Management, LLC              and Secretary                        Willkie Farr & Gallagher LLP from 1998 to 2003: Officer of
466 Lexington Avenue                                              other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 10/13/67

Robert M. Rizza              Assistant           Since            Assistant Vice President of CSAM since January 2001;
Credit Suisse Asset          Treasurer           2002             Associated with CSAM since 1998; Officer of other Credit
Management, LLC                                                   Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

   The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE HIGH INCOME FUND
TAX INFORMATION LETTER (UNAUDITED)
October 31, 2004

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

     Corporate shareholders should note for the year ended October 31, 2004, the percentage of the Fund's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 0.64%.

     For the fiscal year ended October 31, 2004, the Fund designates approximately $178,502, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the Fund pays a distribution during calendar year 2004, complete information will be reported in conjunction with Form 1099-DIV.

CREDIT SUISSE HIGH INCOME FUND
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION

     Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30, 2004 as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

     -    By calling 1-800-927-2874

     -    On the Fund's website, www.csam.com/us

     - On the website of the Securities and Exchange Commission, http://www.sec.gov.

     The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.csam.com/us

CREDIT SUISSE MANAGEMENT SECURITIES, INC., DISTRIBUTOR.             CSHIF-2-1004

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

ANNUAL REPORT

OCTOBER 31, 2004


- CREDIT SUISSE
  MUNICIPAL MONEY FUND


THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE FUND ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2004; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE MUNICIPAL MONEY FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2004

Dear Shareholder:


PERFORMANCE SUMMARY
   11/1/03 - 10/31/04

For the 12 months ended October 31, 2004, the Credit Suisse Municipal Money Fund (the "Fund") returned 0.28%.(1) As of October 31, 2004, total net assets in the Fund were $14.7 million, compared to $20.8 million on October 31, 2003; annualized current and effective yields for the seven days ended October 31, 2004 were 0.76% and 0.77%, respectively(2); and average weighted maturity was 20 days, down from 52 days on October 31, 2003.

MARKET OVERVIEW:  ACCOMMODATIVE POLICY; LOWER YIELDS
The investment environment for money market vehicles proved difficult throughout most of the Fund's fiscal year. Nominal interest rates remained at 45-year lows of 1.00% for much of the period, rising in a "measured pace" only toward summer and into the fall to top out at 1.75% at the close of the Fund's fiscal year. This still-accommodative policy environment, along with the acceleration in economic recovery, inclined most investors to shun lower-yielding investments and turn to riskier financial assets, including stocks. The result: a significant flow of funds out of money market instruments and into other, higher-yielding vehicles.

STRATEGIC REVIEW:  POSITIONED FOR RISING RATES
We structured the portfolio based on our expectation that rates would rise over the course of the year, which they did, but at a slower pace than we anticipated. As the fiscal year progressed we shortened the Fund's average weighted maturity down from 52 days on October 31, 2003, to 41 days at April 30, 2004, ending at an average weighted maturity of 20 days on October 31, 2004. We did so because yields on longer-term securities (i.e., those with maturities of up to one year) are under greater risk in a rising rate environment. We maintained our emphasis on higher quality instruments like general obligations, insured paper and bonds whose issuers ranked in the top tiers of creditworthiness.

Credit Suisse Asset Management, LLC

ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO STATE, LOCAL AND CITY TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

    In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation and their potential impact on the Fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

ON OCTOBER 28, 2004, THE BOARD OF TRUSTEES OF CREDIT SUISSE OPPORTUNITY FUNDS (THE "TRUST") APPROVED A PLAN OF LIQUIDATION, DISSOLUTION AND TERMINATION (THE "PLAN") FOR THE FUND WHEREBY ALL OF THE FUND'S ASSETS WILL BE LIQUIDATED AND THE FUND WILL SUBSEQUENTLY BE DISSOLVED. IN LIGHT OF THE BOARD'S DECISION, SHARES OF THE FUND ARE CLOSED TO NEW INVESTORS.

AS A RESULT OF THE FUND'S LIQUIDATION, EACH SHAREHOLDER OF THE FUND WILL RECEIVE A DISTRIBUTION IN AN AMOUNT EQUAL TO THE NET ASSET VALUE PER SHARE ON OR ABOUT DECEMBER 15, 2004. EACH SHAREHOLDER MAY ALSO RECEIVE PREVIOUSLY DECLARED AND UNPAID DIVIDENDS AND DISTRIBUTIONS WITH RESPECT TO EACH OF THE SHAREHOLDER'S SHARES OF THE FUND. A NOTICE DESCRIBING THE PLAN AND THE LIQUIDATION OF THE FUND HAS BEEN MAILED TO SHAREHOLDERS OF THE FUND.

CREDIT SUISSE MUNICIPAL MONEY FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2004 (unaudited)

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004(1)

        1 YEAR           5 YEARS         SINCE INCEPTION(3)
   ----------------   -------------     -------------------
        0.23%             1.42%                1.84%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2004(1)

        1 YEAR           5 YEARS         SINCE INCEPTION(3)
   ----------------   -------------     -------------------
        0.28%             1.39%                1.82%

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE FUND'S YIELDS WILL FLUCTUATE. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

----------
(1) Returns assume reinvestment of dividends.
(2) The annualized current and effective yields, without waivers and/or reimbursements, were down 0.02% and down 0.02% respectively. Declines in interest-rate levels have caused this Fund's earnings to fall below the Fund's expenses, resulting in a negative yield. CSAM has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time.
(3) Inception Date 2/24/97.

INFORMATION ABOUT YOUR FUND'S EXPENSES

    As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-month period ended October 31, 2004.

The table illustrates your Fund's expenses in two ways:

- ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

- HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period.

    Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

EXPENSES AND VALUE OF A $1,000 INVESTMENT FOR THE SIX-MONTH PERIOD ENDED OCTOBER 31, 2004

                                                    CLASS A
                                                 --------------
ACTUAL FUND RETURN
Beginning Account Value 4/30/04                  $        1,000
Ending Account Value 10/31/04                    $        1,002
Expenses Paid per $1,000*                        $         4.08

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 4/30/04                  $        1,000
Ending Account Value 10/31/04                    $        1,025
Expenses Paid per $1,000*                        $         4.12

                                                    CLASS A
                                                 --------------
ANNUALIZED EXPENSE RATIOS*                                 0.81%

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 366.

    THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

[CHART]

SECTOR BREAKDOWN*

SECTOR BREAKDOWN FOR THE PERIOD ENDED 10/31/04

Cash/Money Markets               0.1%
Illinois                         2.4%
Minnesota                        2.9%
Mississippi                      2.9%
Missouri                         2.9%
Wisconsin                        2.9%
Alaska                           3.6%
Texas                            3.8%
Nebraska                         5.1%
North Carolina                   5.1%
Colorado                         5.9%
California                      22.6%
New York                        39.8%

* The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

CREDIT SUISSE MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS
October 31, 2004

   PAR                                                                            RATINGS+
  (000)                                                                         (S&P/MOODY'S)    MATURITY     RATE%      VALUE
 ------                                                                         -------------    --------     -----   -----------
MUNICIPAL BONDS (92.9%)
ALASKA (3.4%)
    $     500        Valdez Alaska Marine Term Revenue Bonds, Refunding
                      BP Pipelines Project, Series B ##                         (A1+, VMIG1)     11/01/04     1.740   $   500,000
                                                                                                                      -----------
TOTAL ALASKA (COST $500,000)                                                                                              500,000
                                                                                                                      -----------

CALIFORNIA (21.0%)
          300        California State, General Obligation Unlimited,
                      Series A-3 (Westdeutsche Landesbank and JP Morgan
                      Chase Bank LOC) ##                                        (A1+, VMIG1)     11/01/04     1.700       300,000
          700        California State Department Water Resources Power
                      Supply Revenue Bonds, Series B5 (Bayerische
                      Landesbank and Westdeutsche Landesbank LOC) ##            (A1+, VMIG1)     11/01/04     1.700       700,000
          700        California State Economic Recovery Revenue Bonds,
                      Series C2 (Bank of America NA LOC) ##                     (A1+, VMIG1)     11/01/04     1.700       700,000
          700        California State Economic Recovery Revenue Bonds,
                      Series C3 (Landesbank Hessen-Thuringen LOC) ##            (A1+, VMIG1)     11/01/04     1.700       700,000
          700        California State General Obligation Unlimited
                      Daily Kindergarten University, Series B2 (Citibank
                      NA, State Street Bank & Trust Company and National
                      Australia Bank LOC) ##                                    (A1+, VMIG1)     11/01/04     1.700       700,000
                                                                                                                      -----------
TOTAL CALIFORNIA (COST $3,100,000)                                                                                      3,100,000
                                                                                                                      -----------

COLORADO (5.4%)
          400        Colorado Educational & Cultural Facilities
                      Authority Revenue Bonds, National Jewish Federal
                      Series A4 (Bank of America NA LOC) ##                      (NR, VMIG1)     11/01/04     1.740       400,000
          400        Colorado Health Facilities Authority Revenue
                      Bonds, Crossroads Projects, Series A (US Bank NA
                      LOC) ##                                                    (NR, VMIG1)     11/04/04     1.820       400,000
                                                                                                                      -----------
TOTAL COLORADO (COST $800,000)                                                                                            800,000
                                                                                                                      -----------

ILLINOIS (2.2%)
          330        Kane County Forest Preservation District, General
                      Obligation Bonds (FGIC Insured)                             (AAA, Aaa)     12/30/04     3.000       331,029
                                                                                                                      -----------
TOTAL ILLINOIS (COST $331,029)                                                                                            331,029
                                                                                                                      -----------

MINNESOTA (2.7%)
          400        St. Paul Minnesota Housing & Redevelopment
                      Authority Multifamily Housing Revenue Bonds,
                      Refunding Highland Ridge Project (Freddie Mac LOC) ##      (NR, VMIG1)     11/04/04     1.770       400,000
                                                                                                                      -----------
TOTAL MINNESOTA (COST $400,000)                                                                                           400,000
                                                                                                                      -----------

MISSISSIPI (2.7%)
          400        Mississippi State, General Obligation Unlimited
                      Capital Improvement, Series E (Dexia Credit Local
                      LOC) ##                                                   (A1+, VMIG1)     11/03/04     1.740       400,000
                                                                                                                      -----------
TOTAL MISSISSIPI (COST $400,000)                                                                                          400,000
                                                                                                                      -----------

MISSOURI (2.7%)
          400        Kansas City Missouri Industrial Development
                      Multifamily Housing Revenue Bonds, Cloverset
                      Apartments Project (Fannie Mae LOC) ##                     (NR, VMIG1)     11/04/04     1.770       400,000
                                                                                                                      -----------
TOTAL MISSOURI (COST $400,000)                                                                                            400,000
                                                                                                                      -----------

                 See Accompanying Notes to Financial Statements.

   PAR                                                                        RATINGS+
  (000)                                                                     (S&P/MOODY'S)    MATURITY     RATE%      VALUE
  ------                                                                    -------------    --------     -----   -----------
NEBRASKA (4.8%)
          700        Nebraska Educational Finance Authority Revenue
                      Bonds, Creighton University Project (AMBAC and US
                      Bank NA LOC) ##                                        (NR, VMIG1)     11/01/04     1.740       700,000
                                                                                                                  -----------
TOTAL NEBRASKA (COST $700,000)                                                                                        700,000
                                                                                                                  -----------

NEW YORK (37.0%)
          400        Jay Street Development Corp., NY Certificates
                      Facilities Lease Revenue Bonds, Series A-2 (Depfa
                      Bank PLC LOC) ##                                       (A1+, VMIG1)    11/03/04     1.740       400,000
          700        New York, NY, General Obligation Unlimited,
                      Subseries H-1 (Bank of New York LOC) ##                (A1+, VMIG1)    11/01/04     1.700       700,000
          400        New York, NY, City Municipal Water Finance
                      Authority Water & Sewer System, Revenue Bonds,
                      Adjusted Subseries C-1(State Street Bank & Trust
                      Company LOC) ##                                        (A1+, VMIG1)    11/01/04     1.740       400,000
          700        New York, NY, City Municipal Water Finance
                      Authority Water & Sewer System Revenue Bonds,
                      Series C (FGIC Insurance LOC)                          (A1+, VMIG1)    11/01/04     1.700       700,000
          155        New York, NY, City Transitional Finance Authority,
                      Revenue Bonds, Adjusted Future Tax Secured
                      Subseries C4 (Landesbank Hessen-Thuringen LOC) ##      (A1+, VMIG1)    11/01/04     1.700       155,000
          400        New York, NY, City Transitional Finance Authority,
                      Revenue Bonds, NYC Recovery Series 1 (Bayerische
                      Landesbank LOC) ##                                     (A1+, VMIG1)    11/03/04     1.740       400,000
          700        New York, NY, City Transitional Finance Authority
                      Revenue Bonds, Adjusted Future Tax Secured, Series B
                      (Landesbank Baden LOC) ##                              (A1+, VMIG1)    11/01/04     1.700       700,000
          400        New York, NY, City Transitional Finance Authority
                      Revenue Bonds, Subseries 2E (New York State Common
                      Retirement Fund LOC) ##                                (A1+, VMIG1)    11/03/04     1.740       400,000
          400        New York, NY, City Trust Cultural Resources
                      Revenue Bonds, Alvin Ailey Dance Foundation
                      (Citibank NA LOC) ##                                   (A1+, VMIG1)    11/03/04     1.710       400,000
          700        New York, NY, General Obligation Unlimited,
                      Subseries A-5 (KBC Bank LOC) ##                        (A-1, VMIG1)    11/01/04     1.700       700,000
          500        Rockland County New York, General Obligation
                      Unlimited Notes, Tax Anticipation Notes                 (NR, MIG1)     03/24/05     2.000       501,049
                                                                                                                  -----------
TOTAL NEW YORK (COST $5,456,049)                                                                                    5,456,049
                                                                                                                  -----------

NORTH CAROLINA (4.8%)
          700        North Carolina State General Obligation Unlimited,
                      Public Improvement, Series E (Landesbank
                      Hessen-Thuringen LOC) ##                               (A1+, VMIG1)    11/03/04     1.750       700,000
                                                                                                                  -----------
TOTAL NORTH CAROLINA (COST $700,000)                                                                                  700,000
                                                                                                                  -----------

TEXAS (3.5%)
          500        San Antonio Texas, General Obligation Limited,
                      Unrefunded Balance Forward                              (AA+, Aa2)     08/01/05     5.000       512,807
                                                                                                                  -----------
TOTAL TEXAS (COST $512,807)                                                                                           512,807
                                                                                                                  -----------

WISCONSIN (2.7%)
          400        Wisconsin State Health & Educational Facilities
                      Authority, Revenue Bonds, University Wisconsin
                      Medical Foudation (Lasalle Bank NA LOC) ##              (A-1, NR)      11/03/04     1.760       400,000
                                                                                                                  -----------
TOTAL WISCONSIN (COST $400,000)                                                                                       400,000
                                                                                                                  -----------

                 See Accompanying Notes to Financial Statements.

    PAR
   (000)                                                                      MATURITY    RATE%        VALUE
  -------                                                                     ---------   -----      ----------
TOTAL MUNICIPAL BONDS (COST $13,699,885)                                                             13,699,885
                                                                                                  -------------

   NUMBER
     OF
   SHARES
  --------
SHORT-TERM INVESTMENT (0.1%)
        9,754        Federated Investors Tax-Free Obligations Fund
                      (Cost $9,754)                                                                       9,754
                                                                                                  -------------

TOTAL INVESTMENTS AT VALUE (93.0%) (COST $13,709,639)                                                13,709,639

OTHER ASSETS IN EXCESS OF LIABILITIES (7.0%)                                                          1,033,698
                                                                                                  -------------

NET ASSETS (100.0%)                                                                               $  14,743,337
                                                                                                  =============

                Average Weighted Maturity -- 20 days (Unaudited)


                 See Accompanying Notes to Financial Statements.

                            INVESTMENT ABBREVIATIONS
                       AMBAC - Ambac Assurance Corporation
                         LOC - Letter of Credit
                        FGIC - Financial Guaranty Insurance Company
                          NR - Not Rated


   + Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

   ## The interest rate is as of October 31, 2004 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

CREDIT SUISSE MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2004

ASSETS
 Investments at value (Cost $13,709,639) (Note 1)                  $    13,709,639
 Cash                                                                      284,543
 Receivable for investments sold                                         1,650,130
 Interest receivable                                                        40,173
 Receivable from investment adviser (Note 2)                                 1,822
 Prepaid expenses                                                           13,057
                                                                   ---------------
    Total Assets                                                        15,699,364
                                                                   ---------------

LIABILITIES
 Administrative services fee payable (Note 2)                                7,076
 Distribution fee payable (Note 2)                                           2,498
 Payable for fund shares redeemed                                          915,860
 Trustees' fee payable                                                       2,094
 Other accrued expenses payable                                             28,499
                                                                   ---------------
    Total Liabilities                                                      956,027
                                                                   ---------------

NET ASSETS
 Capital stock, $0.001 par value (Note 3)                                   14,750
 Paid-in capital (Note 3)                                               14,735,134
 Accumulated net realized loss on investments                               (6,547)
                                                                   ---------------
    Net Assets                                                     $    14,743,337
                                                                   ===============

 Shares outstanding                                                     14,749,814
                                                                   ---------------

 Net asset value, offering price, and redemption price per share   $          1.00
                                                                   ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2004

INTEREST INCOME (Note 1)                                                           $       186,655
                                                                                   ---------------

EXPENSES
      Investment advisory fees (Note 2)                                                     69,945
      Administrative services fees (Note 2)                                                 35,558
      Distribution fees Class A (Note 2)                                                    43,716
      Legal fees                                                                            49,441
      Registration fees                                                                     19,016
      Audit fees                                                                            18,430
      Insurance expense                                                                     17,471
      Transfer agent fees                                                                    7,291
      Trustees' fees                                                                         6,574
      Printing fees (Note 2)                                                                 5,906
      Custodian fees                                                                         2,820
      Miscellaneous expense                                                                  7,208
                                                                                   ---------------
        Total expenses                                                                     283,376
      Less: fees waived and expense reimbursed (Note 2)                                   (140,885)
                                                                                   ---------------
        Net expenses                                                                       142,491
                                                                                   ---------------
           Net investment income                                                            44,164
                                                                                   ---------------

NET REALIZED LOSS FROM INVESTMENTS                                                          (2,850)
                                                                                   ---------------
      Net increase in net assets resulting from operations                         $        41,314
                                                                                   ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                        FOR THE YEAR          FOR THE YEAR
                                                           ENDED                  ENDED
                                                      OCTOBER 31, 2004      OCTOBER 31, 2003
                                                     ------------------    ------------------
FROM OPERATIONS
  Net investment income                              $           44,164    $          113,510
  Net realized loss from investments                             (2,850)               (3,697)
                                                     ------------------    ------------------
    Net increase in net assets
     resulting from operations                                   41,314               109,813
                                                     ------------------    ------------------

FROM DIVIDENDS
  Dividends from net investment income                          (44,164)             (121,221)
                                                     ------------------    ------------------
    Net decrease in net assets resulting
     from dividends                                             (44,164)             (121,221)
                                                     ------------------    ------------------

FROM CAPITAL SHARE TRANSACTIONS (Note 3)
  Proceeds from sale of shares                               87,260,842           121,114,088
  Reinvestment of dividends                                      44,028               121,069
  Net asset value of shares redeemed                        (93,383,591)         (148,195,864)
                                                     ------------------    ------------------
    Net decrease in net assets
     from capital share transactions                         (6,078,721)          (26,960,707)
                                                     ------------------    ------------------
  Net decrease in net assets                                 (6,081,571)          (26,972,115)

NET ASSETS
  Beginning of year                                          20,824,908            47,797,023
                                                     ------------------    ------------------
  End of year                                        $       14,743,337    $       20,824,908
                                                     ==================    ==================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share(1) of the Fund Outstanding Throughout Each Year)

                                                                  FOR THE YEAR ENDED OCTOBER 31,
                                                ---------------------------------------------------------------
                                                   2004          2003        2002          2001         2000
                                                ----------   ----------   ----------    ----------   ----------
PER SHARE DATA
    Net asset value, beginning of year          $   1.0000   $   1.0000   $   1.0000    $   1.0000   $   1.0000
                                                ----------   ----------   ----------    ----------   ----------

INVESTMENT OPERATIONS
    Net investment income                           0.0028       0.0029       0.0076        0.0240       0.0320
    Net gain on investments
                                                         -       0.0002            -             -            -
                                                ----------   ----------   ----------    ----------   ----------

     Total from investment operations               0.0028       0.0031       0.0076        0.0240       0.0320
                                                ----------   ----------   ----------    ----------   ----------

LESS DIVIDENDS AND DISTRIBUTIONS
    Dividends from net investment income           (0.0028)     (0.0031)     (0.0076)      (0.0240)     (0.0320)
    Distributions from net realized gains                -            -      (0.0000)(2)         -            -
                                                ----------   ----------   ----------    ----------   ----------
     Total dividends and distributions             (0.0028)     (0.0031)     (0.0076)      (0.0240)     (0.0320)
                                                ----------   ----------   ----------    ----------   ----------
NET ASSET VALUE, END OF YEAR                    $   1.0000   $   1.0000   $   1.0000    $   1.0000   $   1.0000
                                                ==========   ==========   ==========    ==========   ==========
     Total return(3)                                  0.28%        0.31%        0.76%         2.40%        3.23%

RATIOS AND SUPPLEMENTAL DATA
    Net assets, end of year (000s omitted)      $   14,743   $   20,825   $   47,797    $   73,444   $   56,488
     Ratio of expenses to average net assets          0.81%        0.87%        0.90%         0.90%        0.90%
     Ratio of net investment income to
      average net assets                              0.25%        0.32%        0.77%         2.38%        3.17%
     Decrease reflected in above operating
      expense ratios due to
      waivers/reimbursements                          0.81%        0.27%           -          0.10%        0.09%

----------
(1) The name of the Class was changed to Class A from Common Class on February 28, 2003.
(2)  This amount represents less than ($0.0001) per share.
(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2004

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Credit Suisse Opportunity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of two investment funds. The accompanying financial statements and notes are those of the Credit Suisse Municipal Money Fund ("Municipal Money"). The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

    The investment objective of Municipal Money is maximum current income exempt from federal income taxes, consistent with liquidity and safety of principal. It is the policy of the Fund to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment, fund valuation, dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

    A) SECURITY VALUATION -- The net asset value of the Fund is determined at 12:00 p.m. eastern time and at the close of regular trading on the New York Stock Exchange, Inc. on Monday through Friday, except for the days the following holidays are observed: New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. The Fund's investments are valued under the amortized cost method, which has been determined by the Fund's Board of Trustees to represent the fair value of the Fund's investments. Amortized cost involves valuing a Fund's holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which a Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

    B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of the investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributed to each Fund are charged to that Fund's operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

    C) DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are generally declared and paid annually, although the Fund may declare and pay short-term capital gains, if any, periodically as the Board of Trustees determines. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

    D) FEDERAL INCOME TAXES -- No provision is made for federal income taxes as it is the Fund's intention to have the Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

    E) REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Under the terms of a typical repurchase agreement, the Fund acquires a security subject to an obligation of the seller to repurchase the security. Securities pledged as collateral for repurchase agreements are held by the broker until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

    F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    Credit Suisse Asset Management, LLC ("CSAM") serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund based on the following fee schedule, computed daily and payable monthly on the Fund's average daily net assets:

               AVERAGE DAILY NET ASSETS                  ANNUAL RATE
               ------------------------                  -----------
               First $1 billion                 0.40% of average daily net assets
               Over $1 billion                  0.35% of average daily net assets

    For the year ended October 31, 2004, investment advisory fees earned and voluntarily waived were as follows:

         GROSS                              NET            EXPENSE
      ADVISORY FEE          WAIVER      ADVISORY FEE    REIMBURSEMENT
      ------------          ------      ------------    -------------
      $     69,945        $ (69,945)    $          -    $     (70,940)

   CSAM will not recapture from the Fund any fees it waived during the fiscal year ended October 31, 2004.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the year ended October 31, 2004, co-administrative services fees earned by CSAMSI were $17,487.

  For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

        AVERAGE DAILY NET ASSETS                    ANNUAL RATE
        ------------------------                    -----------
        First $5 billion                 0.050% of average daily net assets
        Next $5 billion                  0.035% of average daily net assets
        Over $10 billion                 0.020% of average daily net assets

   For the year ended October 31, 2004, co-administrative services fees earned by SSB (including out-of-pocket fees) were $18,071.

  In addition to serving as the Fund's co-administrator, CSAMSI serves as distributor of the Fund's shares. Pursuant to an amended distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act and approved by the Fund's shareholders at a special meeting held on April 11, 2003 and the Distribution Agreement with CSAMSI, the Fund currently pays CSAMSI distribution and service fees for the sales and servicing of Class A shares. The maximum amount payable by the Fund under its 12b-1 Plan for distributing shares is 0.40% of its average daily net assets. The Fund pays these fees at the annual rate of 0.25% of its average net assets. Prior to May 1, 2003, the Fund made payments under a prior distribution plan to reimburse CSAMSI for its payments to broker-dealers of initial concessions on ongoing maintenance fees on sales of its shares. Such fees were paid at the annual rate of 0.10% of the average daily net assets of the Fund.

    Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2004, Merrill was paid $3,753 for its services to the Fund.

NOTE 3. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue an unlimited number of Class A shares of beneficial interest at $.001 par value per share. Transactions in capital shares of the Fund were as follows ($1.00 per share):

                                             FOR THE YEAR ENDED      FOR THE YEAR ENDED
                                              OCTOBER 31, 2004        OCTOBER 31, 2003
                                           --------------------    --------------------
Shares sold                                          87,260,842             121,114,088
Shares issued in reinvestment of
  dividends                                              44,028                 121,069
Shares redeemed                                     (93,383,591)           (148,195,864)
                                           --------------------    --------------------
Net decrease                                         (6,078,721)            (26,960,707)
                                           ====================    ====================

   On October 31, 2004, the number of shareholders that held 5% or more of the outstanding shares of the Fund was as follows:

                    NUMBER OF             APPROXIMATE PERCENTAGE
                  SHAREHOLDERS            OF OUTSTANDING SHARES
                  -------------           ----------------------
                        1                          96%

    Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 4. FEDERAL INCOME TAXES

     Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

     The tax characteristics of dividends and distributions paid during the years ended October 31, 2004 and 2003, respectively, by the Fund were as follows:

                ORDINARY INCOME             TAX EXEMPT INCOME
                ---------------             -----------------
           2004                 2003        2004        2003
           ----                 ----        ----        ----
          $  407                   -       43,757    $ 121,221

    At October 31, 2004, the components of distributable earnings on a tax basis for the Fund were as follows:

            Accumulated net realized loss                   $    (6,547)

    At October 31, 2004, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

                            EXPIRES OCTOBER 31,
                            -------------------
                              2011      2012
                            -------   ---------
                            $ 3,697   $   2,850

    At October 31, 2004, the identified cost for federal income tax purposes was as follows:

                                 IDENTIFIED COST
                                 ---------------
                                 $    13,709,639

NOTE 5. CONTINGENCIES

    In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote

NOTE 6. LIQUIDATION

    On October 28, 2004, the Trust's Board of Trustees approved a Plan of Liquidation, Dissolution and Termination (the "Plan") for the Fund, whereby all of the Fund's assets will be liquidated and the Fund will subsequently be dissolved. In light of the Board's decision, shares of the Fund are closed to new investors.

    As a result of the Fund's liquidation, each shareholder of the Fund will receive a distribution in an amount equal to the net asset value per share on or about December 15, 2004. Each shareholder may also receive previously declared and unpaid dividends and distributions with respect to each of the shareholder's shares of the Fund. A notice describing the Plan and the liquidation and dissolution of the Fund has been mailed to shareholders of the Fund.

CREDIT SUISSE MUNICIPAL MONEY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Credit Suisse Municipal Money Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Municipal Money Fund (the "Fund") at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Fund for the period presented ending October 31, 2000 were audited by other independent auditors, whose report dated December 20, 2000 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 15, 2004

CREDIT SUISSE MUNICIPAL MONEY FUND
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)

                                                  TERM                                   NUMBER OF
                                                  OF OFFICE(1)                           PORTFOLIOS IN
                                                  AND                                    FUND
                              POSITION(S)         LENGTH          PRINCIPAL              COMPLEX           OTHER
NAME, ADDRESS AND             HELD WITH           OF TIME         OCCUPATION(S) DURING   OVERSEEN BY       DIRECTORSHIPS
DATE OF BIRTH                 FUND                SERVED          PAST FIVE YEARS        TRUSTEE           HELD BY TRUSTEE
-------------------------     ----------------    -------------   --------------------   -------------     ------------------------
INDEPENDENT TRUSTEES

Richard H. Francis            Trustee,            Since 2001      Currently retired      42                None
c/o Credit Suisse Asset       Nominating and
Management, LLC               Audit Committee
466 Lexington Avenue          Member
New York, New York
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten             Trustee,            Since 2001      Dean of Yale School    41                Director of Aetna, Inc.
Box 208200                    Nominating and                      of Management and                        (insurance company);
New Haven, Connecticut        Audit Committee                     William S. Beinecke                      Director of Calpine
06520-8200                    Member                              Professor in the                         Corporation (energy
                                                                  Practice of                              provider); Director of
Date of Birth: 10/29/46                                           International Trade                      CarMax Group (used car
                                                                  and Finance from                         dealers).
                                                                  November 1995 to
                                                                  present.

----------
(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

                                                  TERM                                   NUMBER OF
                                                  OF OFFICE(1)                           PORTFOLIOS IN
                                                  AND                                    FUND
                              POSITION(S)         LENGTH          PRINCIPAL              COMPLEX           OTHER
NAME, ADDRESS AND             HELD WITH           OF TIME         OCCUPATION(S) DURING   OVERSEEN BY       DIRECTORSHIPS
DATE OF BIRTH                 FUND                SERVED          PAST FIVE YEARS        TRUSTEE           HELD BY TRUSTEE
-------------------------     ----------------    -------------   --------------------   -------------     ------------------------
INDEPENDENT TRUSTEES

Peter F. Krogh                Trustee,            Since 2001      Dean Emeritus and      41                Director of Carlisle
301 ICC                       Nominating                          Distinguished                            Companies Incorporated
Georgetown University         Committee                           Professor of                             (diversified
Washington, DC 20057          Chairman and                        International Affairs                    manufacturing company).
                              Audit Committee                     at the Member Edmund
Date of Birth: 02/11/37       Member                              A. Walsh School of
                                                                  Foreign Service,
                                                                  Georgetown University
                                                                  from June 1995 to
                                                                  present.

James S. Pasman, Jr.          Trustee,            Since 2001      Currently retired      43                Director of Education
c/o Credit Suisse Asset       Nominating and                                                               Management Corp.
Management, LLC               Audit Committee
466 Lexington Avenue          Member
New York, New York
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport           Trustee,            Since 2001      Partner of Lehigh      43                Director of Presstek,
Lehigh Court, LLC             Nominating                          Court, LLC and RZ                        Inc. (digital imaging
40 East 52nd Street           Committee Member                    Capital (private                         technologies company);
New York, New York            and Audit                           investment firms)                        Director of Wood
10022                         Committee                           from July 2002 to                        Resources, LLC (plywood
                              Chairman                            present; Transition                      manufacturing company).
Date of Birth: 07/10/48                                           Adviser to SunGard
                                                                  Securities Finance,
                                                                  Inc. from February
                                                                  2002 to July 2002;
                                                                  President of SunGard
                                                                  Securities Finance,
                                                                  Inc. from 2001 to
                                                                  February 2002;
                                                                  President of Loanet,
                                                                  Inc. (on-line
                                                                  accounting service)
                                                                  from 1997 to 2001.

                                                  TERM                                   NUMBER OF
                                                  OF OFFICE(1)                           PORTFOLIOS IN
                                                  AND                                    FUND
                              POSITION(S)         LENGTH          PRINCIPAL              COMPLEX           OTHER
NAME, ADDRESS AND             HELD WITH           OF TIME         OCCUPATION(S) DURING   OVERSEEN BY       DIRECTORSHIPS
DATE OF BIRTH                 FUND                SERVED          PAST FIVE YEARS        TRUSTEE           HELD BY TRUSTEE
-------------------------     ----------------    -------------   --------------------   -------------     ------------------------
INTERESTED TRUSTEES

Michael E. Kenneally (2)      Chairman and        Since 2004      Chairman and Global    45                None
Credit Suisse Asset           Chief Executive                     Chief Executive
Management, LLC               Officer                             Officer of CSAM
466 Lexington Avenue                                              since 2003; Chairman
New York, New York                                                and Chief Investment
10017-3140                                                        Officer of Banc of
                                                                  America Capital
Date of Birth: 03/30/54                                           Management from 1998
                                                                  to March 2003.

William W. Priest(3)          Trustee             Since 2001      Chief Executive        48                Director of Globe
Epoch Investment Partners                                         Officer of J Net                         Wireless, LLC (maritime
667 Madison Avenue                                                Enterprises, Inc.                        communication company);
New York, New York                                                (technology holdings                     Director of InfraRed X
                                                                  company) since June                      (medical device company);
Date of Birth: 09/24/41                                           2004; Chief Executive                    Director of J Net
                                                                  Officer of Epoch                         Enterprises, Inc.
                                                                  Investment Partners,
                                                                  Inc. since April 2004;
                                                                  Co-Managing Partner,
                                                                  Steinberg Priest &
                                                                  Sloane Capital
                                                                  Management, LLC from
                                                                  2001 to March 2004;
                                                                  Chairman and Managing
                                                                  Director of CSAM from
                                                                  2000 to February 2001;
                                                                  Chief Executive
                                                                  Officer and Managing
                                                                  Director of CSAM from
                                                                  1990 to 2000.

----------
(2) Mr. Kenneally is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.
(3) Mr. Priest is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ended 12/31/02).

                                                                 TERM
                                                                 OF OFFICE(1)
                                                                 AND
                                             POSITION(S)         LENGTH
NAME, ADDRESS AND                            HELD WITH           OF TIME
DATE OF BIRTH                                FUND                SERVED             PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------                      --------------      ------------       ------------------------------------------------
OFFICERS

Michael A. Pignataro                         Chief               Since 1999         Director and Director of Fund Administration of
Credit Suisse Asset                          Financial                              CSAM; Associated with CSAM since 1984; Officer
Management, LLC                              Officer and                            of other Credit Suisse Funds
466 Lexington Avenue                         Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Emidio Morizio                               Chief               Since 2004         Vice President and Global Head of Compliance of
Credit Suisse Asset                          Compliance                             CSAM; Associated with CSAM since July 2000; Vice
Management, LLC                              Officer                                President and Director of Compliance of
466 Lexington Avenue                                                                Forstmann-Leff Associates from 1998 to June
New York, New York                                                                  2000; Officer of other Credit Suisse Funds
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                                   Chief Legal         Since 2004         Director and Deputy General Counsel of CSAM
Credit Suisse Asset                          Officer                                since September 2004; Senior Associate of
Management, LLC                                                                     Sherman & Sterling LLP from September 2000 to
466 Lexington Avenue                                                                September 2004; Senior Counsel of the SEC
New York, New York                                                                  Division of Investment Management from June 1997
10017-3140                                                                          to September 2004; Officer of other Credit
                                                                                    Suisse Funds
Date of Birth: 08/14/70

J. Kevin Gao                                 Vice President      Since 2004         Vice President and legal counsel of CSAM;
Credit Suisse Asset                          and Secretary                          Associated with CSAM since July 2003; Associated
Management, LLC                                                                     with the law firm of Willkie, Farr & Gallagher
466 Lexington Avenue                                                                LLP from 1998 to 2003; Officer of other Credit
New York, New York                                                                  Suisse Funds
10017-3140

Date of Birth: 10/13/67

                                                                 TERM
                                                                 OF OFFICE(1)
                                                                 AND
                                             POSITION(S)         LENGTH
NAME, ADDRESS AND                            HELD WITH           OF TIME
DATE OF BIRTH                                FUND                SERVED             PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------                      --------------      ------------       ------------------------------------------------
OFFICERS

Robert M. Rizza                              Assistant         Since 2002           Assistant Vice President of CSAM since January
Credit Suisse Asset                          Treasurer                              2001; Associated with CSAM since 1998; Officer
Management, LLC                                                                     of other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

   The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE MUNICIPAL MONEY FUND
TAX INFORMATION LETTER (UNAUDITED)
October 31, 2004

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS

    In the twelve months ended October 31, 2004 (the end of the fiscal year), 99.08% of the dividends paid by the Fund were exempt-interest dividends for the purpose of federal income taxes and free from such taxes.

    In January 2005, you will be furnished with a schedule of the yearly percentage breakdown by state or U.S. possession of the source of interest earned by the Fund in 2004. It is suggested that you consult your tax advisor concerning the applicability of State and local taxes to dividends paid by the Fund during the year.

CREDIT SUISSE MUNICIPAL MONEY FUND
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION

    Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30, 2004, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

            -   By calling 1-800-927-2874

            -   On the Fund's website, www.csam.com/us

            - On the website of the Securities and Exchange Commission, http://www.sec.gov.

    The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. Box 55030, Boston, MA 02205-5030
800-927-2874 - www.csam.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSGMN-2-1004

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2004. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2004.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended October 31, 2003 and October 31, 2004.

                                              2003                2004
-------------------------------------------------------------------------
Audit Fees                                  $  25,943           $  25,943
Audit-Related Fees(1)                       $   6,000           $   9,000
Tax Fees(2)                                 $   4,646           $   4,646
All Other Fees                                     --                  --
Total                                       $  36,589           $  39,589

(1) Services include agreed-upon procedures in connection with the registrant's semi-annual financial statements ($6,000), and the registrant's third quarter 2004 Form N-Q filing ($3,000).

(2) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and any service provider to the registrant controlling, controlled by or under common control with CSAM that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended October 31, 2003 and October 31, 2004.

                                             2003         2004
---------------------------------------------------------------
Audit-Related Fees                            N/A          N/A
Tax Fees                                      N/A          N/A
All Other Fees                                N/A          N/A
Total                                         N/A          N/A

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to CSAM and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than CSAM or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, CSAM and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

                                              2003         2004
---------------------------------------------------------------
Audit-Related Fees                            N/A          N/A
Tax Fees                                      N/A          N/A
All Other Fees                                N/A          N/A
Total                                         N/A          N/A

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to CSAM and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended October 31, 2003 and October 31, 2004:

                                              2003         2004
---------------------------------------------------------------
Audit-Related Fees                            N/A          N/A
Tax Fees                                      N/A          N/A
All Other Fees                                N/A          N/A
Total                                         N/A          N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, CSAM and Covered Service Providers for the fiscal years ended October 31, 2003 and October 31, 2004 were $10,646 and $13,646, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of investments is included as part of the report of shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENTS COMPANIES.

Form N-CSR disclosure requirement is not applicable to this registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.
(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)    Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)    Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          CREDIT SUISSE OPPORTUNITY FUNDS

          /s/ Michael E. Kenneally
          ------------------------
          Name:  Michael E. Kenneally
          Title: Chief Executive Officer
          Date:  January 7, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Michael E. Kenneally
          ------------------------
          Name:  Michael E. Kenneally
          Title: Chief Executive Officer
          Date:  January 7, 2005

          /s/ Michael A. Pignataro
          ------------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  January 7, 2005